UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: July 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® High Income Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

7/31/10

MFH-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

September 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	7.5%
Energy — Independent	6.3%
Broadcasting	5.8%
Telecommunications — Wireless	5.3%
Gaming & Lodging	5.0%

Composition including fixed income credit quality (a)(i)
AAA	0.1%
A	0.1%
BBB	4.0%
BB	29.1%
B	43.5%
CCC	17.9%
CC	0.1%
C	0.2%
D	0.2%
Cash & Other (NR)	2.6%
Non-Fixed Income (NR)	2.2%

Portfolio facts (i)
Average Duration (d)	4.3
Average Effective Maturity (m)	7.0 yrs.

(a)	The rating categories (e.g., AAA) include debt securities and fixed income structured products which have long-term public ratings. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.
The Non-Fixed Income (NR) category includes equity securities (including convertible bonds), commodities, and any associated derivatives.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 7/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2010 through July 31, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2010 through July 31, 2010.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the

4

Expense Table – continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/10	Ending Account Value 7/31/10	Expenses Paid During Period (p) 2/01/10-7/31/10
A	Actual	0.95%	$1,000.00	$1,067.57	$4.87
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
B	Actual	1.70%	$1,000.00	$1,066.81	$8.71
	Hypothetical (h)	1.70%	$1,000.00	$1,016.36	$8.50
C	Actual	1.69%	$1,000.00	$1,063.51	$8.65
	Hypothetical (h)	1.69%	$1,000.00	$1,016.41	$8.45
I	Actual	0.70%	$1,000.00	$1,072.18	$3.60
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51
R1	Actual	1.70%	$1,000.00	$1,063.58	$8.70
	Hypothetical (h)	1.70%	$1,000.00	$1,016.36	$8.50
R2	Actual	1.20%	$1,000.00	$1,066.25	$6.15
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
R3	Actual	0.95%	$1,000.00	$1,070.87	$4.88
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
R4	Actual	0.69%	$1,000.00	$1,068.89	$3.54
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
529A	Actual	1.05%	$1,000.00	$1,070.34	$5.39
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
529B	Actual	1.80%	$1,000.00	$1,066.36	$9.22
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
529C	Actual	1.80%	$1,000.00	$1,063.07	$9.21
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

7/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 91.8%
Issuer	Shares/Par	Value ($)

Aerospace - 1.4%
BE Aerospace, Inc., 8.5%, 2018	$2,565,000	$2,789,438
Bombardier, Inc., 7.5%, 2018 (n)	3,965,000	4,212,813
Bombardier, Inc., 7.45%, 2034 (n)	670,000	628,125
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	3,883,000	3,125,815
Oshkosh Corp., 8.25%, 2017	1,090,000	1,139,050
Oshkosh Corp., 8.5%, 2020	1,420,000	1,487,450

		$13,382,691
Airlines - 0.8%
American Airlines Pass-Through Trust, 7.377%, 2019	$1,981,094	$1,683,930
Continental Airlines, Inc., 7.339%, 2014	5,061,732	4,998,461
Continental Airlines, Inc., 6.748%, 2017	856,381	804,998

		$7,487,389
Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 8%, 2016	$2,520,000	$2,636,550
Phillips-Van Heusen Corp., 7.375%, 2020	1,865,000	1,944,262

		$4,580,812
Asset-Backed & Securitized - 1.3%
Airlie Ltd., CDO, FRN, 2.438%, 2011 (a)(z)	$2,479,562	$1,016,620
Anthracite Ltd., CDO, 6%, 2037 (z)	5,148,000	257,400
Babson Ltd., CLO, “D”, FRN, 2.026%, 2018 (n)	2,385,000	1,460,813
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2017	2,948,120	627,990
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (z)	1,093,443	21,869
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.798%, 2050 (z)	617,350	12,347
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.998%, 2050 (z)	1,915,662	38,313
Falcon Franchise Loan LLC, FRN, 3.965%, 2025 (i)(z)	10,583,304	854,073
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	2,000,000	1,937,090
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051	2,285,000	670,858
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.876%, 2030 (i)	9,941,275	257,586
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	2,285,000	712,578
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050	1,366,000	1,061,300
Morgan Stanley Capital I, Inc., 1.258%, 2039 (i)(z)	19,719,129	650,731
TIERS Beach Street Synthetic, CLO, FRN, 6.788%, 2011 (z)	2,750,000	2,580,600

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047	$1,738,692	$314,248
Wachovia Credit, CDO, FRN, 1.888%, 2026 (z)	1,320,000	52,800

		$12,527,216
Automotive - 2.7%
Accuride Corp., 9.5%, 2018 (z)	$1,225,000	$1,249,500
Allison Transmission, Inc., 11%, 2015 (n)	3,550,000	3,816,250
Ford Motor Credit Co. LLC, 12%, 2015	12,403,000	14,762,175
General Motors Corp., 7.125%, 2013 (d)	3,930,000	1,311,638
Goodyear Tire & Rubber Co., 9%, 2015	2,440,000	2,549,800
Goodyear Tire & Rubber Co., 10.5%, 2016	1,985,000	2,223,200

		$25,912,563
Basic Industry - 0.3%
TriMas Corp., 9.75%, 2017 (n)	$2,715,000	$2,772,694

Broadcasting - 4.8%
Allbritton Communications Co., 8%, 2018 (n)	$1,580,000	$1,576,050
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	3,303,426	1,872,010
Entravision Communications Corp., 8.75%, 2017 (z)	780,000	787,800
Gray Television, Inc., 10.5%, 2015 (n)	1,065,000	1,054,350
Inmarsat Finance PLC, 7.375%, 2017 (n)	3,620,000	3,710,500
Intelsat Jackson Holdings Ltd., 9.5%, 2016	9,610,000	10,258,675
Lamar Media Corp., 6.625%, 2015	3,085,000	3,069,575
Lamar Media Corp., “C”, 6.625%, 2015	1,485,000	1,462,725
LBI Media, Inc., 8.5%, 2017 (z)	1,450,000	1,256,063
Local TV Finance LLC, 10%, 2015 (p)(z)	4,202,952	3,578,347
Newport Television LLC, 13%, 2017 (n)(p)	2,760,417	2,144,595
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	4,036,906	3,511,043
Nexstar Broadcasting Group, Inc., 7%, 2014	1,328,000	1,228,400
Salem Communications Corp., 9.625%, 2016	913,000	963,215
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,540,000	1,609,300
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	2,805,000	2,889,150
Univision Communications, Inc., 12%, 2014 (n)	1,540,000	1,690,150
Univision Communications, Inc., 10.5%, 2015 (n)(p)	3,185,981	2,750,165
Young Broadcasting, Inc., 8.75%, 2014 (d)	1,640,000	0

		$45,412,113
Brokerage & Asset Managers - 0.9%
E*TRADE Financial Corp., 7.875%, 2015	$2,170,000	$2,072,350
E*TRADE Financial Corp., 12.5%, 2017	615,000	691,875
Janus Capital Group, Inc., 6.95%, 2017	4,410,000	4,527,315

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Brokerage & Asset Managers - continued
Nuveen Investments, Inc., 10.5%, 2015		$1,015,000	$997,237

			$8,288,777
Building - 1.9%
Associated Materials, Inc., 11.25%, 2014		$2,360,000	$2,419,000
Building Materials Holding Corp., 7%, 2020 (n)		1,150,000	1,158,625
CEMEX Finance LLC, 9.625%, 2017 (n)	EUR	1,765,000	2,187,518
Masco Corp., 7.125%, 2020		$1,330,000	1,354,363
Nortek, Inc., 11%, 2013		5,640,933	6,021,696
Owens Corning, 9%, 2019		2,325,000	2,761,793
Ply Gem Industries, Inc., 11.75%, 2013		1,855,000	1,970,937

			$17,873,932
Business Services - 2.0%
First Data Corp., 9.875%, 2015		$4,325,000	$3,481,625
Interactive Data Corp., 10.25%, 2018 (z)		1,080,000	1,117,800
Iron Mountain, Inc., 6.625%, 2016		3,045,000	3,052,613
Iron Mountain, Inc., 8.375%, 2021		1,790,000	1,901,875
SunGard Data Systems, Inc., 9.125%, 2013		3,970,000	4,059,325
SunGard Data Systems, Inc., 10.25%, 2015		3,253,000	3,415,650
Terremark Worldwide, Inc., 12%, 2017		2,000,000	2,280,000

			$19,308,888
Cable TV - 3.6%
Cablevision Systems Corp., 8.625%, 2017 (n)		$1,955,000	$2,099,181
CCH II LLC, 13.5%, 2016		835,000	991,563
Charter Communications Holding Co. LLC, 10.875%, 2014 (n)		3,925,000	4,396,000
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)		800,000	838,000
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)		2,025,000	2,141,438
CSC Holdings LLC, 8.5%, 2014		4,275,000	4,617,000
CSC Holdings LLC, 8.5%, 2015		1,365,000	1,469,081
EchoStar Corp., 7.125%, 2016		3,315,000	3,406,163
Insight Communications Co., Inc., 9.375%, 2018 (z)		1,810,000	1,914,075
Mediacom LLC, 9.125%, 2019		2,720,000	2,760,800
Videotron LTEE, 6.875%, 2014		1,860,000	1,892,550
Virgin Media Finance PLC, 9.125%, 2016		4,528,000	4,867,600
Virgin Media Finance PLC, 9.5%, 2016		1,900,000	2,137,500

			$33,530,951
Chemicals - 2.6%
Ashland, Inc., 9.125%, 2017		$4,710,000	$5,351,738
Hexion Specialty Chemicals, Inc., 9.75%, 2014		2,660,000	2,650,025
Hexion U.S. Finance Corp., 8.875%, 2018		3,220,000	3,103,275

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Lumena Resources Corp., 12%, 2014 (n)	$1,834,000	$1,623,090
Lyondell Chemical Co., 11%, 2018	1,929,137	2,076,234
Momentive Performance Materials, Inc., 12.5%, 2014	3,765,000	4,262,424
Momentive Performance Materials, Inc., 11.5%, 2016	1,785,000	1,660,050
Solutia, Inc., 7.875%, 2020	3,635,000	3,830,381

		$24,557,217
Computer Software - Systems - 0.4%
Dupont Fabros Technology, Inc., 8.5%, 2017	$3,815,000	$4,058,206

Conglomerates - 0.2%
Amsted Industries, Inc., 8.125%, 2018 (z)	$1,615,000	$1,655,375

Consumer Products - 1.4%
ACCO Brands Corp., 10.625%, 2015	$395,000	$438,450
ACCO Brands Corp., 7.625%, 2015	1,275,000	1,224,000
Central Garden & Pet Co., 8.25%, 2018	1,920,000	1,948,800
Easton-Bell Sports, Inc., 9.75%, 2016	1,530,000	1,610,325
Jarden Corp., 7.5%, 2017	3,450,000	3,544,875
Libbey Glass, Inc., 10%, 2015 (n)	2,270,000	2,417,550
Visant Holding Corp., 8.75%, 2013	2,170,000	2,213,400

		$13,397,400
Consumer Services - 1.9%
KAR Holdings, Inc., 10%, 2015	$3,400,000	$3,536,000
KAR Holdings, Inc., FRN, 4.465%, 2014	1,660,000	1,564,550
Service Corp. International, 7.375%, 2014	2,670,000	2,783,475
Service Corp. International, 7%, 2017	6,380,000	6,475,700
Ticketmaster Entertainment, Inc., 10.75%, 2016	3,555,000	3,768,300

		$18,128,025
Containers - 1.2%
Graham Packaging Holdings Co., 9.875%, 2014	$4,840,000	$5,021,500
Greif, Inc., 6.75%, 2017	3,415,000	3,500,375
Owens-Illinois, Inc., 7.375%, 2016	1,760,000	1,887,600
Reynolds Group, 7.75%, 2016 (n)	1,260,000	1,316,700

		$11,726,175
Defense Electronics - 0.3%
ManTech International Corp., 7.25%, 2018 (n)	$1,935,000	$1,973,700
MOOG, Inc., 7.25%, 2018	810,000	816,075

		$2,789,775

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - 1.0%
Freescale Semiconductor, Inc., 8.875%, 2014	$1,105,000	$1,066,325
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	1,385,000	1,475,025
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	1,865,000	1,925,613
Jabil Circuit, Inc., 7.75%, 2016	2,740,000	2,945,500
NXP B.V., 7.875%, 2014	1,400,000	1,410,500
NXP B.V., 9.75%, 2018 (z)	280,000	294,700

		$9,117,663
Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 0.389%, 2012	$1,291,763	$1,183,241

Energy - Independent - 6.2%
Anadarko Petroleum Corp., 5.95%, 2016	$1,955,000	$1,886,014
Anadarko Petroleum Corp., 8.7%, 2019	555,000	597,355
Chaparral Energy, Inc., 8.875%, 2017	3,465,000	3,343,725
Chesapeake Energy Corp., 7%, 2014	1,245,000	1,269,900
Hilcorp Energy I LP, 9%, 2016 (n)	4,515,000	4,763,325
Newfield Exploration Co., 6.625%, 2014	2,080,000	2,132,000
Newfield Exploration Co., 6.625%, 2016	2,465,000	2,566,681
OPTI Canada, Inc., 8.25%, 2014	4,865,000	4,226,469
Penn Virginia Corp., 10.375%, 2016	5,160,000	5,676,000
Petrohawk Energy Corp., 10.5%, 2014	2,230,000	2,486,450
Pioneer Natural Resources Co., 6.875%, 2018	2,900,000	3,026,327
Pioneer Natural Resources Co., 7.5%, 2020	3,100,000	3,337,212
Plains Exploration & Production Co., 7%, 2017	5,710,000	5,645,762
Quicksilver Resources, Inc., 8.25%, 2015	2,660,000	2,759,750
Quicksilver Resources, Inc., 9.125%, 2019	1,575,000	1,716,750
Range Resources Corp., 8%, 2019	3,190,000	3,421,275
Range Resources Corp., 6.75%, 2020	1,870,000	1,877,012
SandRidge Energy, Inc., 8%, 2018 (n)	4,545,000	4,545,000
Southwestern Energy Co., 7.5%, 2018	2,905,000	3,253,600

		$58,530,607
Entertainment - 0.9%
AMC Entertainment, Inc., 11%, 2016	$2,935,000	$3,140,450
AMC Entertainment, Inc., 8.75%, 2019	2,575,000	2,703,750
Cinemark USA, Inc., 8.625%, 2019	2,155,000	2,241,200

		$8,085,400
Financial Institutions - 4.0%
CIT Group, Inc., 7%, 2014	$3,425,000	$3,330,813
CIT Group, Inc., 7%, 2017	9,475,000	8,930,188
CIT Group, Inc., 10.25%, 2017	4,575,000	4,735,125

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
GMAC, Inc., 6.75%, 2014		$5,260,000	$5,233,700
GMAC, Inc., 8%, 2031		5,633,000	5,499,216
International Lease Finance Corp., 5.625%, 2013		4,315,000	4,077,675
International Lease Finance Corp., 8.75%, 2017 (n)		4,555,000	4,646,100
Nationstar Mortgage LLC, 10.875%, 2015 (z)		1,220,000	1,020,225

			$37,473,042
Food & Beverages - 2.2%
ARAMARK Corp., 8.5%, 2015		$2,151,000	$2,223,596
B&G Foods, Inc., 7.625%, 2018		1,940,000	2,005,475
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		3,035,000	3,095,700
Constellation Brands, Inc., 7.25%, 2016		1,410,000	1,469,925
Del Monte Foods Co., 6.75%, 2015		3,920,000	4,018,000
Pinnacle Foods Finance LLC, 9.25%, 2015		3,580,000	3,700,825
Smithfield Foods, Inc., 7.75%, 2017		1,430,000	1,396,037
TreeHouse Foods, Inc., 7.75%, 2018		2,880,000	3,042,000

			$20,951,558
Forest & Paper Products - 2.6%
Boise, Inc., 8%, 2020		$2,770,000	$2,866,950
Cascades, Inc., 7.75%, 2017		1,870,000	1,944,800
Georgia-Pacific Corp., 7.125%, 2017 (n)		3,480,000	3,623,550
Georgia-Pacific Corp., 8%, 2024		3,760,000	4,098,400
Georgia-Pacific Corp., 7.25%, 2028		865,000	860,675
Graphic Packaging International Corp., 9.5%, 2013		2,242,000	2,281,235
JSG Funding PLC, 7.75%, 2015		690,000	696,900
Millar Western Forest Products Ltd., 7.75%, 2013		4,885,000	4,298,800
Sappi Papier Holding GmbH, 6.75%, 2012 (z)		810,000	808,987
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,920,000	2,577,109

			$24,057,406
Gaming & Lodging - 4.7%
Ameristar Casinos, Inc., 9.25%, 2014		$1,015,000	$1,083,513
FelCor Lodging Trust, Inc., 10%, 2014		1,090,000	1,160,850
Firekeepers Development Authority, 13.875%, 2015 (n)		1,765,000	2,065,050
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		3,300,000	8,250
Gaylord Entertainment Co., 6.75%, 2014		3,705,000	3,556,800
GWR Operating Partnership LLP, 10.875%, 2017 (n)		2,010,000	2,035,125
Harrah’s Operating Co., Inc., 11.25%, 2017		3,915,000	4,228,200
Harrah’s Operating Co., Inc., 10%, 2018		571,000	480,354
Harrah’s Operating Co., Inc., 10%, 2018		1,421,000	1,195,416
Host Hotels & Resorts, Inc., 6.75%, 2016		3,645,000	3,699,675
Host Hotels & Resorts, Inc., 9%, 2017		2,480,000	2,721,800

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
MGM Mirage, 10.375%, 2014	$1,520,000	$1,679,600
MGM Mirage, 11.125%, 2017	1,280,000	1,452,800
MGM Mirage, 11.375%, 2018 (n)	2,195,000	2,074,275
MGM Mirage, 9%, 2020 (n)	2,645,000	2,777,250
Penn National Gaming, Inc., 8.75%, 2019	2,915,000	3,046,175
Pinnacle Entertainment, Inc., 7.5%, 2015	2,220,000	2,153,400
Royal Caribbean Cruises Ltd., 7%, 2013	985,000	1,007,162
Royal Caribbean Cruises Ltd., 11.875%, 2015	2,345,000	2,767,100
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	1,565,000	1,600,212
Station Casinos, Inc., 6%, 2012 (d)	4,027,000	80,540
Station Casinos, Inc., 6.5%, 2014 (d)	6,495,000	16,237
Station Casinos, Inc., 6.875%, 2016 (d)	7,690,000	9,459
Station Casinos, Inc., 7.75%, 2016 (d)	1,413,000	28,260
Wyndham Worldwide Corp., 6%, 2016	1,890,000	1,916,010
Wynn Las Vegas LLC, 7.75%, 2020 (z)	1,275,000	1,292,531

		$44,136,044
Industrial - 1.4%
Altra Holdings, Inc., 8.125%, 2016	$1,925,000	$1,941,844
Aquilex Corp., 11.125%, 2016 (n)	730,000	751,900
Baldor Electric Co., 8.625%, 2017	4,540,000	4,812,400
Great Lakes Dredge & Dock Corp., 7.75%, 2013	2,325,000	2,354,063
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)	1,910,000	2,005,500
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018 (n)	1,350,000	1,363,500

		$13,229,207
Insurance - 1.5%
American International Group, Inc., 8.175% to 2038, FRN to 2058	$5,750,000	$4,973,750
ING Groep N.V., 5.775% to 2015, FRN to 2049	5,835,000	4,755,525
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	4,200,000	4,746,000

		$14,475,275
Insurance - Property & Casualty - 1.1%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$4,130,000	$4,522,350
USI Holdings Corp., 9.75%, 2015 (z)	3,165,000	2,975,100
XL Group PLC, FRN, 6.5%, 2049	2,400,000	1,824,000
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,481,000	1,347,710

		$10,669,160
Machinery & Tools - 0.7%
Case Corp., 7.25%, 2016	$1,390,000	$1,452,550
Case New Holland, Inc., 7.875%, 2017 (n)	3,480,000	3,645,300

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Machinery & Tools - continued
Rental Service Corp., 9.5%, 2014	$1,765,000	$1,813,537

		$6,911,387
Major Banks - 1.8%
Bank of America Corp., 8% to 2018, FRN to 2049	$7,780,000	$7,829,559
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	4,375,000	4,570,213
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	1,370,000	931,600
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	4,890,000	4,095,375

		$17,426,747
Medical & Health Technology & Services - 7.3%
Biomet, Inc., 10%, 2017	$1,945,000	$2,154,088
Biomet, Inc., 11.625%, 2017	2,645,000	2,965,706
Capella Healthcare, Inc., 9.25%, 2017 (n)	660,000	689,700
Community Health Systems, Inc., 8.875%, 2015	6,075,000	6,363,563
Cooper Cos., Inc., 7.125%, 2015	2,045,000	2,037,331
DaVita, Inc., 6.625%, 2013	1,130,000	1,145,538
DaVita, Inc., 7.25%, 2015	3,720,000	3,817,650
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	2,540,000	2,844,800
HCA, Inc., 9.25%, 2016	13,075,000	14,121,000
HCA, Inc., 8.5%, 2019	2,055,000	2,270,775
HealthSouth Corp., 8.125%, 2020	4,215,000	4,278,225
Psychiatric Solutions, Inc., 7.75%, 2015	1,775,000	1,832,687
Psychiatric Solutions, Inc., 7.75%, 2015	950,000	982,062
Tenet Healthcare Corp., 9.25%, 2015	4,495,000	4,753,462
U.S. Oncology, Inc., 10.75%, 2014	3,480,000	3,610,500
United Surgical Partners International, Inc., 8.875%, 2017	1,570,000	1,609,250
United Surgical Partners International, Inc., 9.25%, 2017 (p)	2,055,000	2,116,650
Universal Hospital Services, Inc., 8.5%, 2015 (p)	4,225,000	4,277,812
Universal Hospital Services, Inc., FRN, 4.134%, 2015	1,015,000	867,825
Vanguard Health Systems, Inc., 8%, 2018	3,060,000	3,060,000
VWR Funding, Inc., 10.25%, 2015 (p)	3,426,063	3,537,410

		$69,336,034
Metals & Mining - 2.6%
Arch Western Finance LLC, 6.75%, 2013	$2,815,000	$2,829,075
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	2,730,000	2,852,850
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	2,840,000	2,982,000
CONSOL Energy, Inc., 8%, 2017 (n)	1,985,000	2,109,063
CONSOL Energy, Inc., 8.25%, 2020 (n)	1,330,000	1,429,750
FMG Finance Ltd., 10.625%, 2016 (n)	3,060,000	3,488,400
Peabody Energy Corp., 5.875%, 2016	2,125,000	2,151,562

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Peabody Energy Corp., 7.375%, 2016	$1,140,000	$1,242,600
Teck Resources Ltd., 10.25%, 2016	810,000	980,100
Teck Resources Ltd., 10.75%, 2019	2,265,000	2,828,532
U.S. Steel Corp., 7.375%, 2020	2,005,000	2,010,012

		$24,903,944
Natural Gas - Distribution - 0.9%
AmeriGas Partners LP, 7.125%, 2016	$3,035,000	$3,141,225
Ferrellgas Partners LP, 8.625%, 2020	2,810,000	2,936,450
Inergy LP, 6.875%, 2014	2,695,000	2,708,475

		$8,786,150
Natural Gas - Pipeline - 2.4%
Atlas Pipeline Partners LP, 8.125%, 2015	$2,005,000	$1,989,963
Atlas Pipeline Partners LP, 8.75%, 2018	2,775,000	2,761,125
Crosstex Energy, Inc., 8.875%, 2018	3,020,000	3,155,900
El Paso Corp., 8.25%, 2016	2,575,000	2,800,313
El Paso Corp., 7%, 2017	3,790,000	3,966,280
El Paso Corp., 7.75%, 2032	1,440,000	1,443,344
Enterprise Products Partners LP, FRN, 8.375%, 2066	1,721,000	1,753,269
Enterprise Products Partners LP, FRN, 7.034%, 2068	1,047,000	999,885
MarkWest Energy Partners LP, 6.875%, 2014	2,520,000	2,526,300
MarkWest Energy Partners LP, 8.75%, 2018	815,000	877,144

		$22,273,523
Network & Telecom - 2.8%
Cincinnati Bell, Inc., 8.25%, 2017	$850,000	$841,500
Cincinnati Bell, Inc., 8.75%, 2018	3,220,000	3,147,550
Citizens Communications Co., 9%, 2031	1,140,000	1,168,500
New Communications Holdings, Inc., 8.25%, 2017 (n)	760,000	811,300
New Communications Holdings, Inc., 8.5%, 2020 (n)	2,955,000	3,154,463
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	4,345,000	4,573,112
Qwest Communications International, Inc., 8%, 2015 (n)	1,290,000	1,373,850
Qwest Communications International, Inc., 7.125%, 2018 (n)	2,790,000	2,887,650
Qwest Corp., 8.375%, 2016	1,220,000	1,387,750
Windstream Corp., 8.625%, 2016	6,430,000	6,703,275
Windstream Corp., 8.125%, 2018 (z)	570,000	577,837

		$26,626,787
Oil Services - 1.1%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$2,070,000	$1,785,375
Basic Energy Services, Inc., 7.125%, 2016	1,055,000	954,775
Edgen Murray Corp., 12.25%, 2015 (n)	1,135,000	950,563

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - continued
Expro Finance Luxembourg, 8.5%, 2016 (n)	$1,980,000	$1,932,975
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	2,235,000	2,201,475
Pioneer Drilling Co., 9.875%, 2018 (n)	2,210,000	2,221,050

		$10,046,213
Oils - 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$2,085,000	$1,876,500

Other Banks & Diversified Financials - 1.9%
Capital One Financial Corp., 10.25%, 2039	$3,515,000	$3,804,988
Citigroup Capital XXI, FRN, 8.3%, 2057	4,835,000	4,980,050
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,905,000	2,088,566
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	3,185,000	2,850,575
Santander UK PLC, 8.963% to 2030, FRN to 2049	3,690,000	3,800,700

		$17,524,879
Printing & Publishing - 1.2%
American Media Operations, Inc., 9%, 2013 (p)(z)	$283,507	$282,727
American Media Operations, Inc., 14%, 2013 (p)(z)	3,107,204	1,980,066
McClatchy Co., 11.5%, 2017 (n)	1,460,000	1,540,300
Nielsen Finance LLC, 10%, 2014	4,365,000	4,550,512
Nielsen Finance LLC, 11.5%, 2016	2,020,000	2,267,450
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	421,000	410,475

		$11,031,530
Railroad & Shipping - 0.4%
Kansas City Southern Railway, 8%, 2015	$3,625,000	$3,865,156

Real Estate - 0.4%
CB Richard Ellis Group, Inc., 11.625%, 2017	$1,020,000	$1,155,150
Entertainment Properties Trust, REIT, 7.75%, 2020 (z)	2,280,000	2,231,550

		$3,386,700
Retailers - 3.2%
Couche-Tard, Inc., 7.5%, 2013	$705,000	$712,050
Dollar General Corp., 11.875%, 2017 (p)	1,318,000	1,525,585
Express Parent LLC, 8.75%, 2018 (n)	1,710,000	1,778,400
Limited Brands, Inc., 6.9%, 2017	1,960,000	2,018,800
Limited Brands, Inc., 6.95%, 2033	1,150,000	1,026,375
Macy’s, Inc., 5.75%, 2014	2,495,000	2,563,612
Macy’s, Inc., 5.9%, 2016	3,460,000	3,546,500
Neiman Marcus Group, Inc., 10.375%, 2015	2,675,000	2,788,687
QVC, Inc., 7.375%, 2020 (n)	3,145,000	3,223,625

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
Sally Beauty Holdings, Inc., 10.5%, 2016	$3,520,000	$3,836,800
Toys “R” Us, Inc., 10.75%, 2017	4,665,000	5,265,619
Toys “R” Us, Inc., 8.5%, 2017 (n)	1,775,000	1,868,187

		$30,154,240
Specialty Stores - 0.4%
Michaels Stores, Inc., 11.375%, 2016	$1,125,000	$1,206,562
Payless ShoeSource, Inc., 8.25%, 2013	2,922,000	2,962,177

		$4,168,739
Telecommunications - Wireless - 5.2%
Clearwire Corp., 12%, 2015 (n)	$4,315,000	$4,509,175
Cricket Communications, Inc., 7.75%, 2016	2,040,000	2,111,400
Crown Castle International Corp., 9%, 2015	2,705,000	2,961,975
Crown Castle International Corp., 7.75%, 2017 (n)	1,265,000	1,382,013
Crown Castle International Corp., 7.125%, 2019	4,420,000	4,585,750
Digicel Group Ltd., 12%, 2014 (n)	560,000	635,600
Digicel Group Ltd., 8.25%, 2017 (n)	3,050,000	3,118,625
Digicel Group Ltd., 10.5%, 2018 (n)	2,540,000	2,717,800
MetroPCS Wireless, Inc., 9.25%, 2014	1,365,000	1,426,425
Nextel Communications, Inc., 6.875%, 2013	2,095,000	2,084,525
NII Capital Corp., 8.875%, 2019	1,545,000	1,637,700
NII Holdings, Inc., 10%, 2016	2,645,000	2,922,725
SBA Communications Corp., 8%, 2016	935,000	1,005,125
SBA Communications Corp., 8.25%, 2019	1,720,000	1,883,400
Sprint Capital Corp., 6.875%, 2028	1,390,000	1,209,300
Sprint Nextel Corp., 8.375%, 2017	3,795,000	3,965,775
Sprint Nextel Corp., 8.75%, 2032	4,410,000	4,470,637
Wind Acquisition Finance S.A., 12%, 2015 (n)	5,690,000	6,017,175

		$48,645,125
Telephone Services - 0.4%
Frontier Communications Corp., 8.125%, 2018	$3,150,000	$3,339,000

Tobacco - 0.2%
Alliance One International, Inc., 10%, 2016	$1,725,000	$1,783,219

Transportation - Services - 1.1%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$685,000	$685,000
Commercial Barge Line Co., 12.5%, 2017	4,525,000	4,858,719
Hertz Corp., 8.875%, 2014	5,115,000	5,268,450

		$10,812,169

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 3.7%
AES Corp., 8%, 2017	$6,450,000	$6,845,063
Calpine Corp., 8%, 2016 (n)	2,690,000	2,811,050
Calpine Corp., 7.875%, 2020 (z)	1,135,000	1,146,350
Dynegy Holdings, Inc., 7.5%, 2015	3,080,000	2,456,300
Dynegy Holdings, Inc., 7.5%, 2015 (n)	2,160,000	1,711,800
Dynegy Holdings, Inc., 7.75%, 2019	3,735,000	2,614,500
Edison Mission Energy, 7%, 2017	6,805,000	4,627,400
Energy Future Holdings Corp., 10%, 2020 (n)	3,385,000	3,401,925
Mirant North America LLC, 7.375%, 2013	1,830,000	1,882,613
NRG Energy, Inc., 7.375%, 2016	5,215,000	5,319,300
Texas Competitive Electric Holdings LLC, 10.25%, 2015	3,390,000	2,271,300

		$35,087,601
Total Bonds (Identified Cost, $863,903,521)		$867,284,445

Floating Rate Loans (g)(r) - 3.2%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014	$1,956,448	$1,938,106

Automotive - 1.2%
Ford Motor Co., Term Loan B, 3.35%, 2013	$11,529,577	$11,195,704

Broadcasting - 0.4%
Gray Television, Inc., Term Loan B, 3.85%, 2014	$1,036,718	$971,145
Local TV Finance LLC, Term Loan B, 2.32%, 2013	1,364,316	1,204,009
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	1,332,013	1,318,693

		$3,493,847
Financial Institutions - 0.1%
American General Finance Corp., Term Loan, 7.25%, 2015	$515,446	$508,198

Gaming & Lodging - 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$4,910,923	$171,882
MGM Mirage, Inc., Term Loan E, 7%, 2014	1,975,745	1,698,866

		$1,870,748
Printing & Publishing - 0.2%
Ascend Media LLC, Term Loan, 10.5%, 2012 (d)	$458,333	$0
Tribune Co., Term Loan B, 6.5%, 2014 (d)	4,044,272	2,280,525

		$2,280,525

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Real Estate - 0.1%
Realogy Corp., Letter of Credit B, 3.29%, 2013	$355,969	$310,361
Realogy Corp., Term Loan B, 3.34%, 2013	1,322,172	1,152,769

		$1,463,130
Utilities - Electric Power - 0.8%
TXU Corp., Term Loan B-2, 3.97%, 2014 (o)	$5,996,107	$4,649,124
TXU Corp., Term Loan B-3, 3.84%, 2014	3,613,371	2,787,376

		$7,436,500
Total Floating Rate Loans (Identified Cost, $35,270,180)		$30,186,758

Common Stocks - 0.9%
Automotive - 0.1%
Accuride Corp. (a)	491,781	$585,219
Oxford Automotive, Inc. (a)	1,087	0

		$585,219
Broadcasting - 0.2%
Dex One Corp. (a)	39,052	$707,622
New Young Broadcasting Holding Co., Inc. (a)	598	1,184,207
Supermedia, Inc. (a)	2,828	59,643

		$1,951,472
Chemicals - 0.4%
LyondellBasell Industries N.V., “A” (a)	57,745	$1,039,410
LyondellBasell Industries N.V., “B” (a)	138,875	2,499,750

		$3,539,160
Construction - 0.1%
Nortek, Inc. (a)	35,060	$1,402,400

Gaming & Lodging - 0.1%
Ameristar Casinos, Inc.	35,000	$552,300

Printing & Publishing - 0.0%
American Media, Inc. (a)	49,687	$304,086
Golden Books Family Entertainment, Inc. (a)	206,408	0
Quad/Graphics, Inc. (a)	3,260	138,680

		$442,766
Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	2,318	$96,197
Total Common Stocks (Identified Cost, $15,529,423)		$8,569,514

18

Portfolio of Investments (unaudited) – continued

Convertible Bonds - 0.2%
Issuer	Shares/Par	Value ($)

Automotive - 0.2%
Accuride Corp., 7.5%, 2020 (Identified Cost, $792,778)	$737,387	$1,808,700

	Strike Price	First Exercise

Warrants - 0.3%
Broadcasting - 0.3%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	1,622	$3,212,014

Construction - 0.0%
Building Materials Holding Corp. (1 share for 1 warrant) (a)	$0.47	10/24/08	4,362	$0
Total Warrants (Identified Cost, $3,092,548)				$3,212,014

Issuer/Expiration Date/Strike Price			Number of Contracts
Call Options Purchased - 0.1%
S&P 500 Index - December 2010 @ $1,200 (Premiums Paid, $438,210)			270	$486,000

Issuer			Shares/Par
Money Market Funds (v) - 2.2%
MFS Institutional Money Market Portfolio, 0.26%, at Cost and Net Asset Value			21,112,207	$21,112,207
Total Investments (Identified Cost, $940,138,867)				$932,659,638

Other Assets, Less Liabilities - 1.3%				12,236,473
Net Assets - 100.0%				$944,896,111

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $186,937,349 representing 19.8% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.

19

Portfolio of Investments (unaudited) – continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Accuride Corp., 9.5%, 2018	6/30/10-7/23/10	$1,224,242	$1,249,500
Airlie Ltd., CDO, FRN, 2.438%, 2011	10/13/06-6/22/10	2,452,690	1,016,620
American Media Operations, Inc., 9%, 2013	1/30/09-6/28/10	207,840	282,727
American Media Operations, Inc., 14%, 2013	1/30/09-5/03/10	2,024,220	1,980,066
American Petroleum Tankers LLC, 10.25%, 2015	5/6/10	666,452	685,000
Amsted Industries, Inc., 8.125%, 2018	7/12/10-7/29/10	1,650,839	1,655,375
Anthracite Ltd., CDO, 6%, 2037	5/14/02	4,541,521	257,400
Bonten Media Acquisition Co., 9%, 2015	5/22/07-6/01/10	3,315,829	1,872,010
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06-5/25/10	1,052,488	21,869
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.798%, 2050	4/12/06-7/26/10	617,350	12,347
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.998%, 2050	4/12/06-7/26/10	1,915,662	38,313
Calpine Corp., 7.875%, 2020	7/20/10	1,125,323	1,146,350
Entertainment Properties Trust, REIT, 7.75%, 2020	6/25/10-7/08/10	2,243,941	2,231,550
Entravision Communications Corp., 8.75%, 2017	7/22/10	770,046	787,800
Falcon Franchise Loan LLC, FRN, 3.965%, 2025	1/29/03	1,038,072	854,073
Insight Communications Co., Inc., 9.375%, 2018	6/30/10	1,810,000	1,914,075
Interactive Data Corp., 10.25%, 2018	7/20/10	1,095,115	1,117,800
LBI Media, Inc., 8.5%, 2017	7/18/07	1,431,278	1,256,063
Local TV Finance LLC, 10%, 2015	11/09/07-6/15/10	4,117,774	3,578,347
Morgan Stanley Capital I, Inc., 1.258%, 2039	7/20/04	475,274	650,731
NXP B.V., 9.75%, 2018	7/13/10	280,000	294,700
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	1,187,704	1,020,225
Sappi Papier Holding GmbH, 6.75%, 2012	7/29/10	814,050	808,987
TIERS Beach Street Synthetic, CLO, FRN, 6.788%, 2011	5/17/06	2,750,000	2,580,600
USI Holdings Corp., 9.75%, 2015	4/26/07-3/23/10	3,191,660	2,975,100

20

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
Wachovia Credit, CDO, FRN, 1.888%, 2026	6/08/06	$1,320,000	$52,800
Windstream Corp., 8.125%, 2018	7/12/10	565,727	577,837
Wynn Las Vegas LLC, 7.75%, 2020	7/21/10	1,275,000	1,292,531
Total Restricted Securities			$32,210,796
% of Net Assets			3.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/10

Forward Foreign Currency Exchange Contracts at 7/31/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	UBS AG	3,968,686	9/15/10	$4,781,552	$5,171,621	$(390,069)

At July 31, 2010, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $919,026,660)	$911,547,431
Underlying funds, at cost and value	21,112,207
Total investments, at value (identified cost, $940,138,867)	$932,659,638
Cash	455,533
Receivables for
Investments sold	1,925,779
Fund shares sold	1,328,980
Interest	18,684,964
Other assets	4,300
Total assets	$955,059,194
Liabilities
Payables for
Distributions	$1,270,827
Forward foreign currency exchange contracts	390,069
Investments purchased	7,449,968
Fund shares reacquired	550,290
Payable to affiliates
Investment adviser	35,658
Shareholder servicing costs	244,745
Distribution and service fees	20,161
Administrative services fee	1,172
Program manager fees	15
Payable for independent Trustees’ compensation	81,877
Accrued expenses and other liabilities	118,301
Total liabilities	$10,163,083
Net assets	$944,896,111
Net assets consist of
Paid-in capital	$1,339,656,907
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(7,866,761)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(383,116,807)
Accumulated distributions in excess of net investment income	(3,777,228)
Net assets	$944,896,111
Shares of beneficial interest outstanding	282,220,313

22

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$490,203,968	146,451,352	$3.35
Class B	41,510,926	12,371,504	3.36
Class C	74,542,074	22,176,137	3.36
Class I	321,649,017	96,146,790	3.35
Class R1	1,130,390	337,153	3.35
Class R2	5,814,451	1,735,705	3.35
Class R3	7,925,509	2,368,496	3.35
Class R4	271,660	81,116	3.35
Class 529A	1,057,700	316,170	3.35
Class 529B	351,799	105,130	3.35
Class 529C	438,617	130,760	3.35

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $3.52 [100 / 95.25 x $3.35] and $3.52 [100 / 95.25 x $3.35], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

23

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$40,323,018
Dividends	239,683
Dividends from underlying funds	25,423
Total investment income	$40,588,124
Expenses
Management fee	$2,129,647
Distribution and service fees	1,234,993
Program manager fees	875
Shareholder servicing costs	746,423
Administrative services fee	70,110
Independent Trustees’ compensation	16,938
Custodian fee	77,386
Shareholder communications	35,166
Auditing fees	32,909
Legal fees	17,285
Miscellaneous	111,310
Total expenses	$4,473,042
Fees paid indirectly	(454)
Reduction of expenses by investment adviser	(3,039)
Net expenses	$4,469,549
Net investment income	$36,118,575
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$10,355,843
Foreign currency transactions	1,213,560
Net realized gain (loss) on investments and foreign currency transactions	$11,569,403
Change in unrealized appreciation (depreciation) Investments	$13,674,420
Translation of assets and liabilities in foreign currencies	(914,716)
Net unrealized gain (loss) on investments and foreign currency translation	$12,759,704
Net realized and unrealized gain (loss) on investments and foreign currency	$24,329,107
Change in net assets from operations	$60,447,682

See Notes to Financial Statements

24

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/10 (unaudited)	Year ended 1/31/10
From operations
Net investment income	$36,118,575	$70,217,085
Net realized gain (loss) on investments and foreign currency transactions	11,569,403	(28,400,557)
Net unrealized gain (loss) on investments and foreign currency translation	12,759,704	244,336,255
Change in net assets from operations	$60,447,682	$286,152,783
Distributions declared to shareholders
From net investment income	$(35,814,139)	$(70,778,121)
Change in net assets from fund share transactions	$(31,757,856)	$86,914,666
Total change in net assets	$(7,124,313)	$302,289,328
Net assets
At beginning of period	952,020,424	649,731,096
At end of period (including accumulated distributions in excess of net investment income of $3,777,228 and $4,081,664, respectively)	$944,896,111	$952,020,424

See Notes to Financial Statements

25

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class A			2010	2009		2008	2007	2006

Net asset value, beginning of period	$3.26		$2.49	$3.58		$3.92	$3.82	$3.98
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.25	$0.26		$0.27	$0.27	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		0.77	(1.08)		(0.31)	0.11	(0.13)
Total from investment operations	$0.22		$1.02	$(0.82)		$(0.04)	$0.38	$0.14
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.25)	$(0.27)		$(0.30)	$(0.28)	$(0.30)
From tax return of capital	—		—	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.25)	$(0.27)		$(0.30)	$(0.28)	$(0.30)
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$3.35		$3.26	$2.49		$3.58	$3.92	$3.82
Total return (%) (r)(s)(t)	6.76	(n)	42.99	(24.05)		(1.20)	10.30	3.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	1.00	1.05		0.97	1.00	1.00
Expenses after expense reductions (f)	0.95	(a)	1.00	1.05		0.97	1.00	1.00
Net investment income	7.82	(a)	8.68	8.22		7.17	7.09	6.85
Portfolio turnover	33		58	61		66	89	51
Net assets at end of period (000 omitted)	$490,204		$531,990	$360,076		$504,159	$671,019	$703,305

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class B			2010	2009		2008	2007	2006

Net asset value, beginning of period	$3.26		$2.50	$3.59		$3.93	$3.83	$3.99
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23	$0.24		$0.25	$0.25	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.10		0.76	(1.08)		(0.32)	0.10	(0.13)
Total from investment operations	$0.21		$0.99	$(0.84)		$(0.07)	$0.35	$0.11
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.25)		$(0.27)	$(0.25)	$(0.27)
From tax return of capital	—		—	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.11)		$(0.23)	$(0.25)		$(0.27)	$(0.25)	$(0.27)
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$3.36		$3.26	$2.50		$3.59	$3.93	$3.83
Total return (%) (r)(s)(t)	6.68	(n)	41.40	(24.51)		(1.87)	9.53	2.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.75	1.75		1.67	1.71	1.72
Expenses after expense reductions (f)	1.70	(a)	1.75	1.75		1.67	1.71	1.72
Net investment income	7.05	(a)	8.11	7.41		6.47	6.40	6.26
Portfolio turnover	33		58	61		66	89	51
Net assets at end of period (000 omitted)	$41,511		$46,690	$52,384		$113,331	$195,028	$275,363

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class C			2010	2009		2008	2007	2006

Net asset value, beginning of period	$3.27		$2.50	$3.60		$3.94	$3.84	$4.00
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23	$0.24		$0.25	$0.24	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		0.77	(1.09)		(0.32)	0.11	(0.13)
Total from investment operations	$0.20		$1.00	$(0.85)		$(0.07)	$0.35	$0.11
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.25)		$(0.27)	$(0.25)	$(0.27)
From tax return of capital	—		—	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.11)		$(0.23)	$(0.25)		$(0.27)	$(0.25)	$(0.27)
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$3.36		$3.27	$2.50		$3.60	$3.94	$3.84
Total return (%) (r)(s)(t)	6.35	(n)	41.82	(24.72)		(1.84)	9.52	2.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.74	1.75		1.67	1.70	1.72
Expenses after expense reductions (f)	1.69	(a)	1.74	1.75		1.67	1.70	1.72
Net investment income	7.03	(a)	7.80	7.44		6.46	6.39	6.26
Portfolio turnover	33		58	61		66	89	51
Net assets at end of period (000 omitted)	$74,542		$73,475	$39,345		$69,505	$92,050	$108,181

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class I			2010	2009		2008	2007	2006

Net asset value, beginning of period	$3.25		$2.49	$3.58		$3.92	$3.82	$3.98
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.26	$0.27		$0.29	$0.28	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	0.10		0.76	(1.08)		(0.32)	0.11	(0.13)
Total from investment operations	$0.23		$1.02	$(0.81)		$(0.03)	$0.39	$0.15
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)	$(0.28)		$(0.31)	$(0.29)	$(0.31)
From tax return of capital	—		—	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.26)	$(0.28)		$(0.31)	$(0.29)	$(0.31)
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$3.35		$3.25	$2.49		$3.58	$3.92	$3.82
Total return (%) (r)(s)	7.22	(n)	42.90	(23.82)		(0.90)	10.62	3.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.75	0.76		0.67	0.70	0.71
Expenses after expense reductions (f)	0.70	(a)	0.75	0.76		0.67	0.70	0.71
Net investment income	8.06	(a)	8.97	8.55		7.47	7.38	7.24
Portfolio turnover	33		58	61		66	89	51
Net assets at end of period (000 omitted)	$321,649		$283,704	$185,811		$257,572	$246,306	$231,455

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class R1			2010	2009		2008	2007	2006 (i)

Net asset value, beginning of period	$3.26		$2.50	$3.59		$3.93	$3.83	$3.89
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.23	$0.24		$0.24	$0.24	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.08		0.76	(1.09)		(0.31)	0.11	(0.03	)(g)
Total from investment operations	$0.20		$0.99	$(0.85)		$(0.07)	$0.35	$0.16
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.24)		$(0.27)	$(0.25)	$(0.22)
From tax return of capital	—		—	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.11)		$(0.23)	$(0.24)		$(0.27)	$(0.25)	$(0.22)
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$3.35		$3.26	$2.50		$3.59	$3.93	$3.83
Total return (%) (r)(s)	6.36	(n)	41.39	(24.52)		(1.96)	9.41	4.28	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.74	1.76		1.77	1.89	1.91	(a)
Expenses after expense reductions (f)	1.70	(a)	1.74	1.76		1.76	1.79	1.85	(a)
Net investment income	7.07	(a)	7.96	7.53		6.35	6.27	6.08	(a)
Portfolio turnover	33		58	61		66	89	51
Net assets at end of period (000 omitted)	$1,130		$1,200	$937		$1,273	$361	$231

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class R2			2010	2009		2008	2007	2006

Net asset value, beginning of period	$3.26		$2.49	$3.58		$3.93	$3.83	$3.98
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.24	$0.25		$0.26	$0.26	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		0.78	(1.08)		(0.32)	0.10	(0.11)
Total from investment operations	$0.21		$1.02	$(0.83)		$(0.06)	$0.36	$0.13
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.26)		$(0.29)	$(0.26)	$(0.28)
From tax return of capital	—		—	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.25)	$(0.26)		$(0.29)	$(0.26)	$(0.28)
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$3.35		$3.26	$2.49		$3.58	$3.93	$3.83
Total return (%) (r)(s)	6.62	(n)	42.65	(24.21)		(1.79)	9.91	3.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.25	1.25		1.30	1.44	1.46
Expenses after expense reductions (f)	1.20	(a)	1.25	1.25		1.29	1.34	1.42
Net investment income	7.55	(a)	8.47	7.99		6.83	6.71	6.61
Portfolio turnover	33		58	61		66	89	51
Net assets at end of period (000 omitted)	$5,814		$5,251	$3,446		$5,525	$2,406	$1,212

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class R3			2010	2009		2008	2007	2006 (i)

Net asset value, beginning of period	$3.25		$2.49	$3.58		$3.92	$3.82	$3.88
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.25	$0.26		$0.27	$0.27	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.10		0.76	(1.08)		(0.31)	0.10	(0.02	)(g)
Total from investment operations	$0.23		$1.01	$(0.82)		$(0.04)	$0.37	$0.19
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.25)	$(0.27)		$(0.30)	$(0.27)	$(0.25)
From tax return of capital	—		—	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.25)	$(0.27)		$(0.30)	$(0.27)	$(0.25)
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$3.35		$3.25	$2.49		$3.58	$3.92	$3.82
Total return (%) (r)(s)	7.09	(n)	42.55	(24.02)		(1.28)	10.18	4.94	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	1.00	1.01		1.05	1.07	1.15	(a)
Expenses after expense reductions (f)	0.95	(a)	1.00	1.01		1.05	1.07	1.15	(a)
Net investment income	7.82	(a)	8.75	8.35		7.08	6.90	6.73	(a)
Portfolio turnover	33		58	61		66	89	51
Net assets at end of period (000 omitted)	$7,926		$7,929	$6,706		$8,065	$5,143	$393

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class R4			2010	2009		2008	2007	2006 (i)

Net asset value, beginning of period	$3.26		$2.49	$3.58		$3.92	$3.82	$3.88
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.26	$0.27		$0.28	$0.28	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		0.77	(1.08)		(0.31)	0.11	(0.03	)(g)
Total from investment operations	$0.22		$1.03	$(0.81)		$(0.03)	$0.39	$0.20
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)	$(0.28)		$(0.31)	$(0.29)	$(0.26)
From tax return of capital	—		—	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.26)	$(0.28)		$(0.31)	$(0.29)	$(0.26)
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$3.35		$3.26	$2.49		$3.58	$3.92	$3.82
Total return (%) (r)(s)	6.89	(n)	43.33	(23.82)		(0.99)	10.52	5.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.74	0.76		0.76	0.80	0.80	(a)
Expenses after expense reductions (f)	0.69	(a)	0.74	0.76		0.76	0.80	0.80	(a)
Net investment income	8.02	(a)	8.78	8.56		7.38	7.29	7.11	(a)
Portfolio turnover	33		58	61		66	89	51
Net assets at end of period (000 omitted)	$272		$148	$44		$58	$58	$53

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class 529A			2010	2009		2008	2007	2006

Net asset value, beginning of period	$3.25		$2.49	$3.58		$3.92	$3.82	$3.98
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.25	$0.25		$0.26	$0.26	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		0.76	(1.08)		(0.31)	0.11	(0.14)
Total from investment operations	$0.22		$1.01	$(0.83)		$(0.05)	$0.37	$0.12
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.26)		$(0.29)	$(0.27)	$(0.28)
From tax return of capital	—		—	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.25)	$(0.26)		$(0.29)	$(0.27)	$(0.28)
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$3.35		$3.25	$2.49		$3.58	$3.92	$3.82
Total return (%) (r)(s)(t)	7.03	(n)	42.40	(24.19)		(1.49)	9.97	3.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.10	1.23		1.27	1.30	1.32
Expenses after expense reductions (f)	1.05	(a)	1.10	1.23		1.27	1.30	1.32
Net investment income	7.71	(a)	8.62	8.07		6.87	6.78	6.65
Portfolio turnover	33		58	61		66	89	51
Net assets at end of period (000 omitted)	$1,058		$858	$579		$849	$854	$776

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class 529B			2010	2009		2008	2007	2006

Net asset value, beginning of period	$3.25		$2.49	$3.58		$3.92	$3.82	$3.97
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23	$0.23		$0.24	$0.23	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.10		0.76	(1.08)		(0.32)	0.11	(0.12)
Total from investment operations	$0.21		$0.99	$(0.85)		$(0.08)	$0.34	$0.11
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.24)		$(0.26)	$(0.24)	$(0.26)
From tax return of capital	—		—	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.11)		$(0.23)	$(0.24)		$(0.26)	$(0.24)	$(0.26)
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$3.35		$3.25	$2.49		$3.58	$3.92	$3.82
Total return (%) (r)(s)(t)	6.64	(n)	41.40	(24.70)		(2.13)	9.26	2.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.84	1.88		1.92	1.95	1.96
Expenses after expense reductions (f)	1.80	(a)	1.84	1.88		1.92	1.95	1.96
Net investment income	6.96	(a)	7.82	7.43		6.22	6.13	6.00
Portfolio turnover	33		58	61		66	89	51
Net assets at end of period (000 omitted)	$352		$315	$183		$213	$202	$157

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class 529C			2010	2009		2008	2007	2006

Net asset value, beginning of period	$3.26		$2.50	$3.59		$3.93	$3.83	$3.99
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23	$0.23		$0.24	$0.23	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		0.76	(1.08)		(0.32)	0.11	(0.13)
Total from investment operations	$0.20		$0.99	$(0.85)		$(0.08)	$0.34	$0.10
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.24)		$(0.26)	$(0.24)	$(0.26)
From tax return of capital	—		—	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$(0.11)		$(0.23)	$(0.24)		$(0.26)	$(0.24)	$(0.26)
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$3.35		$3.26	$2.50		$3.59	$3.93	$3.83
Total return (%) (r)(s)(t)	6.31	(n)	41.26	(24.61)		(2.11)	9.26	2.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.84	1.88		1.92	1.95	1.96
Expenses after expense reductions (f)	1.80	(a)	1.84	1.88		1.91	1.95	1.96
Net investment income	6.95	(a)	7.71	7.39		6.21	6.13	6.00
Portfolio turnover	33		58	61		66	89	51
Net assets at end of period (000 omitted)	$439		$462	$221		$322	$500	$417

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01

See Notes to Financial Statements

36

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS High Income Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or

37

Notes to Financial Statements (unaudited) – continued

composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.

Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar

38

Notes to Financial Statements (unaudited) – continued

securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,529,464	$1,498,597	$4,700,308	$8,728,369
Netherlands	3,539,159	—	—	3,539,159
Non-U.S. Sovereign Debt	—	1,183,241	—	1,183,241
Corporate Bonds	—	749,243,045	—	749,243,045
Commercial Mortgage-Backed Securities	—	7,086,453	—	7,086,453
Asset-Backed Securities (including CDOs)	—	4,424,143	1,016,620	5,440,763
Foreign Bonds	—	106,139,643	—	106,139,643
Floating Rate Loans	—	28,868,065	1,318,693	30,186,758
Mutual Funds	21,112,207	—	—	21,112,207
Total Investments	$27,180,830	$898,443,187	$7,035,621	$932,659,638

Other Financial Instruments
Forward Currency Contracts	$—	$(390,069)	$—	$(390,069)

39

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities (including CDOs)	Floating Rate Loans	Total
Balance as of 1/31/10	$142,603	$1,201,818	$—	$1,344,421
Accrued discounts/premiums	—	—	506	506
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	324,928	(185,198)	45,271	185,001
Net purchases (sales)	4,232,777	—	1,272,916	5,505,693
Transfers in and/or out of Level 3	—	—	—	—
Balance as of 7/31/10	$4,700,308	$1,016,620	$1,318,693	$7,035,621

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at July 31, 2010 is $185,001.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

40

Notes to Financial Statements (unaudited) – continued

The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	$—	$(390,069)
Equity Contracts	Purchased Equity Options	486,000	—
Total		$486,000	$(390,069)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2010 as reported in the Statement of Operations:

Foreign Currency Transactions
Foreign Exchange Contracts	$1,256,260

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2010 as reported in the Statement of Operations:

	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Foreign Exchange Contracts	$(919,735)	$—
Equity Contracts	—	47,790
Total	$(919,735)	$47,790

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.

41

Notes to Financial Statements (unaudited) – continued

The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to

42

Notes to Financial Statements (unaudited) – continued

the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which

43

Notes to Financial Statements (unaudited) – continued

obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

44

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/10
Ordinary income (including any short-term capital gains)	$70,778,121

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/10
Cost of investments	$941,305,252
Gross appreciation	53,596,656
Gross depreciation	(62,242,270)
Net unrealized appreciation (depreciation)	$(8,645,614)

As of 1/31/10
Undistributed ordinary income	3,992,815
Capital loss carryforwards	(390,795,578)
Post-October capital loss deferral	(419,736)
Other temporary differences	(7,547,295)
Net unrealized appreciation (depreciation)	(24,624,545)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

45

Notes to Financial Statements (unaudited) – continued

As of January 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

1/31/11	$(159,064,624)
1/31/13	(19,406,719)
1/31/14	(20,014,075)
1/31/15	(43,048,498)
1/31/16	(1,964,268)
1/31/17	(94,687,685)
1/31/18	(52,609,709)
$(390,795,578)

The availability of a portion of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the MFS Floating Rate High Income Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/10	Year ended 1/31/10
Class A	$19,180,929	$38,794,857
Class B	1,508,319	4,068,631
Class C	2,569,154	4,547,529
Class I	11,933,542	22,136,323
Class R1	40,587	91,062
Class R2	201,767	355,102
Class R3	306,832	669,860
Class R4	9,089	10,405
Class 529A	36,439	59,891
Class 529B	11,215	19,193
Class 529C	16,266	25,268
Total	$35,814,139	$70,778,121

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

46

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at the following annual rates:

First $1.4 billion of average daily net assets	0.46%
Average daily net assets in excess of $1.4 billion	0.44%

The management fee incurred for the six months ended July 31, 2010 was equivalent to an annual effective rate of 0.46% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $41,875 and $724 for the six months ended July 31, 2010, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$618,019
Class B	0.75%	0.25%	1.00%	1.00%	215,277
Class C	0.75%	0.25%	1.00%	1.00%	367,357
Class R1	0.75%	0.25%	1.00%	1.00%	5,805
Class R2	0.25%	0.25%	0.50%	0.50%	13,460
Class R3	—	0.25%	0.25%	0.25%	9,896
Class 529A	—	0.25%	0.25%	0.25%	1,191
Class 529B	0.75%	0.25%	1.00%	1.00%	1,627
Class 529C	0.75%	0.25%	1.00%	1.00%	2,361
Total Distribution and Service Fees					$1,234,993

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2010 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. This agreement terminates on January 1, 2011.

Certain Class A shares are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months

47

Notes to Financial Statements (unaudited) – continued

of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2010, were as follows:

Amount
Class A	$—
Class B	27,527
Class C	6,160
Class 529B	281
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended July 31, 2010, were as follows:

Amount
Class 529A	$476
Class 529B	163
Class 529C	236
Total Program Manager Fees	$875

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2010, the fee was $267,894, which equated to 0.0578% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $254,552.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized

48

Notes to Financial Statements (unaudited) – continued

or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended July 31, 2010, these costs for the fund amounted to $223,977 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2010 was equivalent to an annual effective rate of 0.0151% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $3,558 and the Retirement Deferral plan resulted in an expense of $1,838. Both amounts are included in independent Trustees’ compensation for the six months ended July 31, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under both Plans amounted to $81,791 at July 31, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for

49

Notes to Financial Statements (unaudited) – continued

the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended July 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,597 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,039, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $294,920,579 and $320,891,073, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/10		Year ended 1/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	22,939,416	$75,495,347	47,025,836	$130,866,079
Class B	881,533	2,901,595	2,678,743	7,429,638
Class C	2,782,386	9,170,072	4,813,559	13,626,827
Class I	10,201,837	33,403,883	30,232,861	74,607,652
Class R1	44,772	147,630	131,950	375,294
Class R2	241,873	796,983	731,210	2,119,570
Class R3	320,581	1,046,424	932,482	2,612,548
Class R4	42,586	140,778	24,139	56,485
Class 529A	45,850	149,282	68,916	198,713
Class 529B	6,945	22,738	35,100	96,558
Class 529C	24,366	80,266	66,625	196,029
	37,532,145	$123,354,998	86,741,421	$232,185,393

50

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/10		Year ended 1/31/10
	Shares	Amount	Shares	Amount
Shares issued in connection with acquisition of MFS Floating Rate High Income Fund
Class A			17,654,238	$51,197,290
Class C			5,697,032	16,578,364
Class I			940,064	2,726,184
			24,291,334	$70,501,838

Shares issued to shareholders in reinvestment of distributions
Class A	4,178,623	$13,758,493	9,615,040	$27,742,145
Class B	267,020	880,302	851,877	2,410,812
Class C	494,791	1,635,949	974,815	2,847,444
Class I	3,448,905	11,340,073	7,345,555	21,092,141
Class R1	12,240	40,355	31,453	90,313
Class R2	59,509	196,046	119,851	344,136
Class R3	92,661	304,759	232,543	666,428
Class R4	2,756	9,089	3,564	10,405
Class 529A	11,055	36,349	20,655	59,377
Class 529B	3,407	11,213	6,601	19,036
Class 529C	4,913	16,200	8,583	25,029
	8,575,880	$28,228,828	19,210,537	$55,307,266

Shares reacquired
Class A	(44,085,762)	$(143,547,039)	(55,447,091)	$(153,720,450)
Class B	(3,083,786)	(10,141,861)	(10,189,357)	(28,591,984)
Class C	(3,572,916)	(11,727,100)	(4,734,529)	(13,827,068)
Class I	(4,699,659)	(15,291,442)	(25,964,933)	(68,364,346)
Class R1	(87,864)	(287,252)	(170,954)	(506,194)
Class R2	(177,303)	(583,288)	(620,978)	(1,739,112)
Class R3	(481,149)	(1,578,292)	(1,421,628)	(4,063,180)
Class R4	(9,538)	(31,607)	—	—
Class 529A	(4,541)	(14,772)	(58,344)	(157,127)
Class 529B	(2,040)	(6,617)	(18,299)	(47,924)
Class 529C	(40,078)	(132,412)	(22,044)	(62,446)
	(56,244,636)	$(183,341,682)	(98,648,157)	$(271,079,831)

51

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/10		Year ended 1/31/10
	Shares	Amount	Shares	Amount
Net change
Class A	(16,967,723)	$(54,293,199)	18,848,023	$56,085,064
Class B	(1,935,233)	(6,359,964)	(6,658,737)	(18,751,534)
Class C	(295,739)	(921,079)	6,750,877	19,225,567
Class I	8,951,083	29,452,514	12,553,547	30,061,631
Class R1	(30,852)	(99,267)	(7,551)	(40,587)
Class R2	124,079	409,741	230,083	724,594
Class R3	(67,907)	(227,109)	(256,603)	(784,204)
Class R4	35,804	118,260	27,703	66,890
Class 529A	52,364	170,859	31,227	100,963
Class 529B	8,312	27,334	23,402	67,670
Class 529C	(10,799)	(35,946)	53,164	158,612
	(10,136,611)	$(31,757,856)	31,595,135	$86,914,666

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Conservative Allocation Fund and MFS Lifetime 2020 Fund were the owners of record of approximately 12%, 11%, 5% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund and MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2010, the fund’s commitment fee and interest expense were $6,552 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

52

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,282,620	177,586,429	(181,756,842)	21,112,207

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$25,423	$21,112,207

(8)	Acquisitions

At close of business on July 24, 2009, the fund with net assets of $781,080,848, acquired all of the assets and liabilities of MFS Floating Rate High Income Fund. The purpose of the transaction was to provide shareholders of the MFS Floating Rate High Income Fund the opportunity to participate in a larger combined portfolio with an identical investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 24,291,334 shares of the fund (valued at $70,501,838) for all of the assets and liabilities of MFS Floating Rate High Income Fund. MFS Floating Rate High Income Fund then distributed the shares of the fund that MFS Floating Rate High Income Fund received from the fund to its shareholders. MFS Floating Rate High Income Fund’s net assets on that date were $70,501,838, including investments valued at $65,831,372 with a cost basis of $69,733,956. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Floating Rate High Income Fund were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

53

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and

54

Board Review of Investment Advisory Agreement – continued

financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and in the 4th quintile for the 5-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

55

Board Review of Investment Advisory Agreement – continued

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including the replacement of the senior portfolio manager in 2008. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.4 billion. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a

56

Board Review of Investment Advisory Agreement – continued

group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory

57

Board Review of Investment Advisory Agreement – continued

agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

58

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

59

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature Shareholders 1-800-225-2606	c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® High Yield Opportunities Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

7/31/10

HYO-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

September 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	6.5%
Broadcasting	5.2%
Energy — Independent	4.8%
Gaming & Lodging	4.5%
Telecommunications — Wireless	4.3%

Composition including fixed income credit quality (a)(i)
AAA (o)	0.0%
AA	0.1%
A	0.7%
BBB	8.4%
BB	25.2%
B	35.8%
CCC	21.5%
CC	0.1%
C	0.3%
D	0.3%
Cash & Other (NR)	5.6%
Non-Fixed Income (NR)	2.0%

Portfolio facts (i)
Average Duration (d)	4.4
Average Effective Maturity (m)	7.3 yrs.

(a)	The rating categories (e.g., AAA) include debt securities and fixed income structured products which have long-term public ratings. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.
The Non-Fixed Income (NR) category includes equity securities (including convertible bonds), commodities, and any associated derivatives.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 7/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

3

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

4

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2010 through July 31, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2010 through July 31, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/10	Ending Account Value 7/31/10	Expenses Paid During Period (p) 2/01/10-7/31/10
A	Actual	0.99%	$1,000.00	$1,071.59	$5.09
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
B	Actual	1.73%	$1,000.00	$1,069.29	$8.88
	Hypothetical (h)	1.73%	$1,000.00	$1,016.22	$8.65
C	Actual	1.74%	$1,000.00	$1,067.68	$8.92
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
I	Actual	0.74%	$1,000.00	$1,074.56	$3.81
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
W	Actual	0.83%	$1,000.00	$1,074.18	$4.27
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
R1	Actual	1.74%	$1,000.00	$1,069.26	$8.93
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
R2	Actual	1.24%	$1,000.00	$1,071.93	$6.37
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R3	Actual	0.99%	$1,000.00	$1,071.58	$5.09
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R4	Actual	0.74%	$1,000.00	$1,074.63	$3.81
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.05%, 1.80%, 1.80%, 0.80%, 0.90%, 1.80%, 1.30%, 1.05%, and 0.80% for Classes A, B, C, I, W, R1, R2, R3, and R4 shares, respectively; the actual expenses paid during the period would have been approximately $5.39, $9.23, $9.23, $4.11, $4.63, $9.23, $6.68, $5.39 and $4.11 for Classes A, B, C, I, W, R1, R2, R3, and R4 shares, respectively; and the hypothetical expenses paid during the period would have been approximately $5.26, $9.00, $9.00, $4.01, $4.51, $9.00, $6.51, $5.26, and $4.01 for Classes A, B, C, I, W, R1, R2, R3, and R4 shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

6

PORTFOLIO OF INVESTMENTS

7/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 90.5%
Issuer	Shares/Par	Value ($)

Aerospace - 1.3%
BE Aerospace, Inc., 8.5%, 2018	$1,205,000	$1,310,437
Bombardier, Inc., 7.5%, 2018 (n)	1,970,000	2,093,125
Bombardier, Inc., 7.45%, 2034 (n)	315,000	295,313
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	3,562,000	2,867,410
Oshkosh Corp., 8.25%, 2017	525,000	548,625
Oshkosh Corp., 8.5%, 2020	670,000	701,825

		$7,816,735
Airlines - 0.9%
American Airlines Pass-Through Trust, 7.377%, 2019	$924,662	$785,962
Continental Airlines, Inc., 7.339%, 2014	3,189,803	3,149,930
Continental Airlines, Inc., 6.748%, 2017	162,222	152,489
Delta Air Lines, Inc., 7.711%, 2011	620,000	634,694
GOL Finance LLP, 9.25%, 2020 (z)	300,000	303,750

		$5,026,825
Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 8%, 2016	$1,210,000	$1,265,962
Propex Fabrics, Inc., 10%, 2012 (d)	3,605,000	361

		$1,266,323
Asset-Backed & Securitized - 1.4%
Anthracite Ltd., CDO, 6%, 2037 (z)	$1,500,000	$75,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.818%, 2038 (z)	1,172,811	58,640
ARCap REIT, Inc., CDO, “H”, 6.074%, 2045 (d)	1,025,662	66,668
Babson Ltd., CLO, “D”, FRN, 2.026%, 2018 (n)	1,005,000	615,563
Banc of America Commercial Mortgage, Inc., FRN, 6.227%, 2018 (z)	3,830,049	1,088,681
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2017	2,500,000	532,534
Crest Ltd., CDO, 7%, 2040	1,010,886	50,544
Falcon Franchise Loan LLC, FRN, 3.965%, 2025 (i)(z)	1,342,605	108,348
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	1,607,194	578,326
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	2,453,353	794,896
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	6,734,569	1,982,797
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051	1,390,000	408,093

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.876%, 2030 (i)	$1,459,119	$37,807
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	1,390,000	433,472
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050	725,000	563,281
Morgan Stanley Capital I, Inc., 1.258%, 2039 (i)(z)	4,136,023	136,489
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(e)(z)	1,775,000	533
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(e)(z)	3,250,000	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(e)(z)	1,813,000	181
Wachovia Bank Commercial Mortgage Trust, FRN, 5.693%, 2047	1,607,503	334,536
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047	1,014,976	183,445

		$8,050,159
Automotive - 2.5%
Accuride Corp., 9.5%, 2018 (z)	$970,000	$989,400
Allison Transmission, Inc., 11%, 2015 (n)	1,655,000	1,779,124
Ford Motor Credit Co. LLC, 12%, 2015	7,501,000	8,927,765
General Motors Corp., 7.125%, 2013 (d)	3,055,000	1,019,606
Goodyear Tire & Rubber Co., 9%, 2015	1,285,000	1,342,825
Goodyear Tire & Rubber Co., 10.5%, 2016	335,000	375,200

		$14,433,920
Basic Industry - 0.2%
TriMas Corp., 9.75%, 2017 (n)	$1,305,000	$1,332,730

Broadcasting - 4.4%
Allbritton Communications Co., 8%, 2018 (n)	$785,000	$783,037
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	1,605,792	909,982
Entravision Communications Corp., 8.75%, 2017 (z)	415,000	419,150
Gray Television, Inc., 10.5%, 2015 (n)	535,000	529,650
Inmarsat Finance PLC, 7.375%, 2017 (n)	970,000	994,250
Intelsat Jackson Holdings Ltd., 9.5%, 2016	4,050,000	4,323,375
Lamar Media Corp., 6.625%, 2015	1,115,000	1,109,425
Lamar Media Corp., “C”, 6.625%, 2015	1,025,000	1,009,625
LBI Media Holdings, Inc., 11%, 2013	2,925,000	2,595,938
LBI Media, Inc., 8.5%, 2017 (z)	1,420,000	1,230,075
Local TV Finance LLC, 10%, 2015 (p)(z)	2,019,083	1,719,025
Newport Television LLC, 13%, 2017 (n)(p)	2,009,025	1,560,831
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	2,462,842	2,142,022
Nexstar Broadcasting Group, Inc., 7%, 2014	811,000	750,175
Salem Communications Corp., 9.625%, 2016	438,000	462,090
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	725,000	757,625
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,380,000	1,421,400

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Univision Communications, Inc., 12%, 2014 (n)	$705,000	$773,738
Univision Communications, Inc., 10.5%, 2015 (n)(p)	2,861,930	2,470,442
Young Broadcasting, Inc., 8.75%, 2014 (d)	4,595,000	0

		$25,961,855
Brokerage & Asset Managers - 1.2%
E*TRADE Financial Corp., 7.875%, 2015	$1,970,000	$1,881,349
E*TRADE Financial Corp., 12.5%, 2017	1,580,000	1,777,500
Janus Capital Group, Inc., 6.95%, 2017	2,075,000	2,130,199
Nuveen Investments, Inc., 10.5%, 2015	1,185,000	1,164,263

		$6,953,311
Building - 2.0%
Associated Materials, Inc., 11.25%, 2014	$2,140,000	$2,193,500
Building Materials Holding Corp., 7%, 2020 (n)	590,000	594,424
CEMEX Finance LLC, 9.5%, 2016 (n)	1,202,000	1,168,945
CEMEX Finance LLC, 9.625%, 2017 (n)	EUR835,000	1,034,888
Goodman Global, Inc., 13.5%, 2016	$1,190,000	1,310,488
Masco Corp., 7.125%, 2020	660,000	672,090
Nortek, Inc., 11%, 2013	2,635,666	2,813,573
Ply Gem Industries, Inc., 11.75%, 2013	875,000	929,688
Ply Gem Industries, Inc., 13.125%, 2014	1,065,000	1,096,950

		$11,814,546
Business Services - 1.4%
First Data Corp., 9.875%, 2015	$2,745,000	$2,209,724
Interactive Data Corp., 10.25%, 2018 (z)	565,000	584,775
Iron Mountain, Inc., 6.625%, 2016	1,420,000	1,423,550
SunGard Data Systems, Inc., 9.125%, 2013	455,000	465,238
SunGard Data Systems, Inc., 10.25%, 2015	2,758,000	2,895,900
Terremark Worldwide, Inc., 12%, 2017	625,000	712,500

		$8,291,687
Cable TV - 3.0%
Cablevision Systems Corp., 8.625%, 2017 (n)	$930,000	$998,587
CCH II LLC, 13.5%, 2016	1,665,000	1,977,188
Charter Communications Holding Co. LLC, 10.875%, 2014 (n)	870,000	974,400
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)	395,000	413,763
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)	1,015,000	1,073,363
CSC Holdings LLC, 8.5%, 2014	540,000	583,200
CSC Holdings LLC, 8.5%, 2015	1,800,000	1,937,250
EchoStar Corp., 7.125%, 2016	1,640,000	1,685,100
Insight Communications Co., Inc., 9.375%, 2018 (z)	965,000	1,020,488

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - continued
Mediacom LLC, 9.125%, 2019	$1,295,000	$1,314,425
Myriad International Holdings B.V., 6.375%, 2017 (z)	506,000	519,915
Videotron LTEE, 6.875%, 2014	835,000	849,613
Virgin Media Finance PLC, 9.125%, 2016	3,244,000	3,487,300
Virgin Media Finance PLC, 9.5%, 2016	700,000	787,500

		$17,622,092
Chemicals - 2.6%
Ashland, Inc., 9.125%, 2017	$1,345,000	$1,528,255
Braskem S.A., 7%, 2020 (z)	1,405,000	1,419,050
Hexion Specialty Chemicals, Inc., 9.75%, 2014	1,730,000	1,723,513
Hexion U.S. Finance Corp., 8.875%, 2018	1,540,000	1,484,175
Lumena Resources Corp., 12%, 2014 (n)	1,617,000	1,431,045
Lyondell Chemical Co., 11%, 2018	1,927,369	2,074,331
Momentive Performance Materials, Inc., 12.5%, 2014	1,747,000	1,977,810
Momentive Performance Materials, Inc., 11.5%, 2016	1,815,000	1,687,950
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	228,000	233,897
Solutia, Inc., 7.875%, 2020	1,780,000	1,875,675

		$15,435,701
Computer Software - Systems - 0.3%
Dupont Fabros Technology, Inc., 8.5%, 2017	$1,825,000	$1,941,343

Conglomerates - 0.2%
Amsted Industries, Inc., 8.125%, 2018 (z)	$840,000	$861,000

Construction - 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$465,000	$497,550
Corporacion GEO S.A.B. de C.V., 9.25%, 2020 (z)	263,000	284,697

		$782,247
Consumer Products - 1.1%
ACCO Brands Corp., 10.625%, 2015	$180,000	$199,800
ACCO Brands Corp., 7.625%, 2015	610,000	585,600
Central Garden & Pet Co., 8.25%, 2018	915,000	928,724
Easton-Bell Sports, Inc., 9.75%, 2016	735,000	773,588
Jarden Corp., 7.5%, 2017	1,650,000	1,695,375
Libbey Glass, Inc., 10%, 2015 (n)	1,090,000	1,160,850
Visant Holding Corp., 8.75%, 2013	970,000	989,400

		$6,333,337

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Services - 1.3%
KAR Holdings, Inc., 10%, 2015	$1,620,000	$1,684,800
KAR Holdings, Inc., FRN, 4.465%, 2014	815,000	768,137
Service Corp. International, 7%, 2017	2,870,000	2,913,050
Ticketmaster Entertainment, Inc., 10.75%, 2016	1,885,000	1,998,100

		$7,364,087
Containers - 1.1%
Graham Packaging Holdings Co., 9.875%, 2014	$3,720,000	$3,859,500
Greif, Inc., 6.75%, 2017	685,000	702,124
Owens-Illinois, Inc., 7.375%, 2016	1,285,000	1,378,163
Reynolds Group, 7.75%, 2016 (n)	600,000	627,000

		$6,566,787
Defense Electronics - 0.1%
ManTech International Corp., 7.25%, 2018 (n)	$265,000	$270,300
MOOG, Inc., 7.25%, 2018	425,000	428,187

		$698,487
Electronics - 0.8%
Freescale Semiconductor, Inc., 8.875%, 2014	$1,295,000	$1,249,674
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	680,000	724,200
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	945,000	975,713
NXP B.V., 7.875%, 2014	1,345,000	1,355,088
NXP B.V., 9.75%, 2018 (z)	149,000	156,823

		$4,461,498
Emerging Market Quasi-Sovereign - 4.0%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$760,000	$850,250
Ecopetrol S.A., 7.625%, 2019	547,000	639,990
Gaz Capital S.A., 8.125%, 2014 (n)	1,344,000	1,512,000
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	1,011,000	1,275,123
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	914,000	1,106,671
KazMunaiGaz Finance B.V., 7%, 2020 (n)	263,000	283,383
Majapahit Holding B.V., 7.75%, 2016 (n)	309,000	352,260
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	807,953
Majapahit Holding B.V., 8%, 2019 (n)	112,000	130,480
Majapahit Holding B.V., 7.75%, 2020 (n)	1,154,000	1,335,755
OAO Gazprom, 9.625%, 2013	1,340,000	1,518,381
Pemex Project Funding Master Trust, 5.75%, 2018	1,367,000	1,448,871
Pemex Project Funding Master Trust, 6.625%, 2035	191,000	201,030
Peru Enhanced Pass-Through Finance Ltd., 0%, 2018 (n)	297,795	238,236
Petrobras International Finance Co., 7.875%, 2019	1,185,000	1,427,720
Petroleos de Venezuela S.A., 5.25%, 2017	3,298,000	1,995,290

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petroleos Mexicanos, 8%, 2019	$1,062,000	$1,285,020
Petroleos Mexicanos, 6%, 2020 (n)	1,061,000	1,132,618
Petroleos Mexicanos, 5.5%, 2021 (z)	408,000	419,832
Qatari Diar Finance Q.S.C., 5%, 2020 (z)	733,000	738,864
Qtel International Finance Ltd., 6.5%, 2014 (n)	156,000	173,621
Qtel International Finance Ltd., 7.875%, 2019 (n)	341,000	401,381
Qtel International Finance Ltd., 7.875%, 2019	151,000	177,737
VEB Finance Ltd., 6.902%, 2020 (z)	1,418,000	1,498,117
VTB Capital S.A., 6.465%, 2015 (n)	785,000	807,608
Waha Aerospace B.V., 3.925%, 2020 (z)	1,511,000	1,516,137

		$23,274,328
Emerging Market Sovereign - 3.2%
Dominican Republic, 7.5%, 2021 (n)	$239,000	$251,547
Federative Republic of Brazil, 4.875%, 2021	2,238,000	2,316,330
Republic of Argentina, 2.5%, to 2019, 3.75% to 2029, 5.25% to 2038	2,094,000	800,955
Republic of Argentina, FRN, 0.389%, 2012	1,595,925	1,461,850
Republic of Colombia, 7.375%, 2019	473,000	578,243
Republic of Colombia, 7.375%, 2037	892,000	1,110,540
Republic of Colombia, 6.125%, 2041	420,000	450,450
Republic of El Salvador, 8.25%, 2032	875,000	947,188
Republic of Indonesia, 6.875%, 2018 (n)	675,000	789,750
Republic of Indonesia, 5.875%, 2020 (n)	277,000	306,085
Republic of Peru, 7.35%, 2025	333,000	416,250
Republic of Peru, 6.55%, 2037	860,000	997,600
Republic of Philippines, 9.5%, 2030	234,000	335,790
Republic of Philippines, 7.75%, 2031	346,000	429,040
Republic of Philippines, 6.375%, 2034	1,357,000	1,492,700
Republic of Turkey, 7.5%, 2017	159,000	187,620
Republic of Turkey, 7%, 2019	883,000	1,015,450
Republic of Turkey, 6.875%, 2036	2,843,000	3,077,548
Republic of Uruguay, 8%, 2022	1,166,000	1,463,330
Republic of Venezuela, 7%, 2018	824,000	535,600

		$18,963,866
Energy - Independent - 4.7%
Anadarko Petroleum Corp., 5.95%, 2016	$1,685,000	$1,625,540
Anadarko Petroleum Corp., 8.7%, 2019	280,000	301,368
Atlas Energy Operating Co. LLC, 12.125%, 2017	730,000	843,150
Berry Petroleum Co., 10.25%, 2014	880,000	972,400
Chaparral Energy, Inc., 8.875%, 2017	2,385,000	2,301,525
Hilcorp Energy I LP, 9%, 2016 (n)	2,125,000	2,241,875

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Newfield Exploration Co., 6.625%, 2016	$1,230,000	$1,280,738
OPTI Canada, Inc., 8.25%, 2014	3,305,000	2,871,219
Penn Virginia Corp., 10.375%, 2016	1,650,000	1,815,000
Petrohawk Energy Corp., 10.5%, 2014	575,000	641,125
Pioneer Natural Resources Co., 6.875%, 2018	1,340,000	1,398,372
Pioneer Natural Resources Co., 7.5%, 2020	1,465,000	1,577,102
Plains Exploration & Production Co., 7%, 2017	3,225,000	3,188,719
Quicksilver Resources, Inc., 8.25%, 2015	1,170,000	1,213,875
Quicksilver Resources, Inc., 9.125%, 2019	790,000	861,100
Range Resources Corp., 8%, 2019	580,000	622,050
SandRidge Energy, Inc., 8%, 2018 (n)	2,195,000	2,195,000
Southwestern Energy Co., 7.5%, 2018	1,335,000	1,495,200

		$27,445,358
Energy - Integrated - 0.6%
CCL Finance Ltd., 9.5%, 2014	$459,000	$534,734
CCL Finance Ltd., 9.5%, 2014 (n)	1,580,000	1,840,700
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	975,000	1,072,500

		$3,447,934
Entertainment - 0.8%
AMC Entertainment, Inc., 11%, 2016	$1,240,000	$1,326,800
AMC Entertainment, Inc., 8.75%, 2019	2,000,000	2,100,000
Cinemark USA, Inc., 8.625%, 2019	1,000,000	1,040,000

		$4,466,800
Financial Institutions - 4.0%
CIT Group, Inc., 7%, 2014	$1,620,000	$1,575,449
CIT Group, Inc., 7%, 2017	6,240,000	5,881,200
CIT Group, Inc., 10.25%, 2017	2,385,000	2,468,475
Credit Acceptance Corp., 9.125%, 2017 (z)	805,000	838,206
GMAC, Inc., 6.75%, 2014	2,800,000	2,786,000
GMAC, Inc., 8%, 2031	3,913,000	3,820,066
International Lease Finance Corp., 5.625%, 2013	2,900,000	2,740,500
International Lease Finance Corp., 8.75%, 2017 (n)	2,675,000	2,728,500
Nationstar Mortgage LLC, 10.875%, 2015 (z)	1,025,000	857,156

		$23,695,552
Food & Beverages - 1.6%
ARAMARK Corp., 8.5%, 2015	$1,070,000	$1,106,112
B&G Foods, Inc., 7.625%, 2018	930,000	961,388
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)	453,000	462,060
Constellation Brands, Inc., 7.25%, 2016	675,000	703,688

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Del Monte Foods Co., 6.75%, 2015	$2,180,000	$2,234,500
Independencia International Ltd., 12%, 2016 (z)	532	128
Pinnacle Foods Finance LLC, 9.25%, 2015	1,670,000	1,726,363
Smithfield Foods, Inc., 7.75%, 2017	685,000	668,731
TreeHouse Foods, Inc., 7.75%, 2018	1,420,000	1,499,875

		$9,362,845
Forest & Paper Products - 2.9%
Abitibi-Consolidated, Inc., 7.4%, 2018 (d)	$1,870,000	$226,737
Boise, Inc., 8%, 2020	1,325,000	1,371,375
Cascades, Inc., 7.75%, 2017	875,000	910,000
Cellu Tissue Holdings, Inc., 11.5%, 2014	1,820,000	1,979,250
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)	684,000	711,360
Georgia-Pacific Corp., 7.125%, 2017 (n)	835,000	869,444
Georgia-Pacific Corp., 8%, 2024	1,335,000	1,455,150
Georgia-Pacific Corp., 7.25%, 2028	405,000	402,975
Graphic Packaging International Corp., 9.5%, 2013	1,016,000	1,033,780
Grupo Papelero Scribe S.A., 8.875%, 2020 (n)	240,000	214,800
JSG Funding PLC, 7.75%, 2015	1,365,000	1,378,650
Millar Western Forest Products Ltd., 7.75%, 2013	4,965,000	4,369,200
Sappi Papier Holding GmbH, 6.75%, 2012 (z)	425,000	424,469
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR900,000	1,208,020
Votorantim Participacoes S.A., 6.75%, 2021 (n)	$362,000	370,145

		$16,925,355
Gaming & Lodging - 4.2%
Ameristar Casinos, Inc., 9.25%, 2014	$515,000	$549,762
FelCor Lodging Trust, Inc., 10%, 2014	1,210,000	1,288,650
Firekeepers Development Authority, 13.875%, 2015 (n)	2,355,000	2,755,350
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	3,510,000	8,775
Gaylord Entertainment Co., 6.75%, 2014	1,780,000	1,708,800
GWR Operating Partnership LLP, 10.875%, 2017 (n)	1,370,000	1,387,125
Harrah’s Operating Co., Inc., 11.25%, 2017	1,040,000	1,123,200
Harrah’s Operating Co., Inc., 10%, 2018	679,000	571,209
Harrah’s Operating Co., Inc., 10%, 2018	2,606,000	2,192,298
Host Hotels & Resorts, Inc., 9%, 2017	650,000	713,375
MGM Mirage, 10.375%, 2014	260,000	287,300
MGM Mirage, 11.125%, 2017	640,000	726,400
MGM Mirage, 11.375%, 2018 (n)	2,140,000	2,022,300
MGM Mirage, 9%, 2020 (n)	1,185,000	1,244,250
MTR Gaming Group, Inc., 9%, 2012	970,000	843,900
Newland International Properties Corp., 9.5%, 2014 (n)	1,324,000	1,181,670
Penn National Gaming, Inc., 8.75%, 2019	1,340,000	1,400,300

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Pinnacle Entertainment, Inc., 7.5%, 2015	$1,750,000	$1,697,500
Royal Caribbean Cruises Ltd., 7%, 2013	470,000	480,575
Royal Caribbean Cruises Ltd., 11.875%, 2015	1,010,000	1,191,800
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	600,000	613,500
Station Casinos, Inc., 6%, 2012 (d)	2,359,000	47,180
Station Casinos, Inc., 6.5%, 2014 (d)	3,810,000	9,525
Station Casinos, Inc., 6.875%, 2016 (d)	6,275,000	7,718
Station Casinos, Inc., 7.75%, 2016 (d)	821,000	16,420
Wynn Las Vegas LLC, 7.75%, 2020 (z)	680,000	689,350

		$24,758,232
Industrial - 1.3%
Altra Holdings, Inc., 8.125%, 2016	$900,000	$907,874
Aquilex Corp., 11.125%, 2016 (n)	1,065,000	1,096,950
Baldor Electric Co., 8.625%, 2017	2,180,000	2,310,800
Great Lakes Dredge & Dock Corp., 7.75%, 2013	1,080,000	1,093,500
Hillman Cos., Inc., 10.875%, 2018 (n)	810,000	848,475
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)	910,000	955,500
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018 (n)	675,000	681,750

		$7,894,849
Insurance - 1.3%
American International Group, Inc., 8.175% to 2038, FRN to 2058	$2,740,000	$2,370,100
ING Groep N.V., 5.775% to 2015, FRN to 2049	3,725,000	3,035,874
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	2,000,000	2,260,000

		$7,665,974
Insurance - Property & Casualty - 1.8%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$3,045,000	$3,334,274
USI Holdings Corp., 9.75%, 2015 (z)	4,015,000	3,774,100
XL Group PLC, FRN, 6.5%, 2057	3,185,000	2,420,600
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,230,000	1,119,300

		$10,648,274
Machinery & Tools - 0.7%
Case Corp., 7.25%, 2016	$670,000	$700,149
Case New Holland, Inc., 7.875%, 2017 (n)	1,805,000	1,890,738
Rental Service Corp., 9.5%, 2014	1,350,000	1,387,125

		$3,978,012
Major Banks - 1.6%
Bank of America Corp., 8% to 2018, FRN to 2059	$4,060,000	$4,085,862
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	2,115,000	2,209,371

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	$825,000	$561,000
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	3,325,000	2,784,688

		$9,640,921
Medical & Health Technology & Services - 6.4%
Biomet, Inc., 11.625%, 2017	$3,365,000	$3,773,006
Capella Healthcare, Inc., 9.25%, 2017 (n)	330,000	344,850
Community Health Systems, Inc., 8.875%, 2015	2,820,000	2,953,950
Cooper Cos., Inc., 7.125%, 2015	320,000	318,800
DaVita, Inc., 6.625%, 2013	581,000	588,989
DaVita, Inc., 7.25%, 2015	1,641,000	1,684,076
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,265,000	1,416,800
HCA, Inc., 9%, 2014	4,680,000	4,773,600
HCA, Inc., 9.25%, 2016	1,925,000	2,079,000
HCA, Inc., 8.5%, 2019	1,085,000	1,198,925
HealthSouth Corp., 8.125%, 2020	1,955,000	1,984,325
Psychiatric Solutions, Inc., 7.75%, 2015	1,005,000	1,037,663
Psychiatric Solutions, Inc., 7.75%, 2015	260,000	268,775
Surgical Care Affiliates, Inc., 10%, 2017 (n)	2,815,000	2,822,038
Tenet Healthcare Corp., 9.25%, 2015	2,160,000	2,284,200
U.S. Oncology, Inc., 10.75%, 2014	1,615,000	1,675,563
United Surgical Partners International, Inc., 8.875%, 2017	765,000	784,125
United Surgical Partners International, Inc., 9.25%, 2017 (p)	995,000	1,024,850
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,955,000	1,979,438
Universal Hospital Services, Inc., FRN, 4.134%, 2015	590,000	504,450
Vanguard Health Systems, Inc., 8%, 2018	1,470,000	1,470,000
VWR Funding, Inc., 10.25%, 2015 (p)	2,529,719	2,611,935

		$37,579,358
Metals & Mining - 2.0%
Arch Western Finance LLC, 6.75%, 2013	$1,210,000	$1,216,050
Berau Capital Resources, 12.5%, 2015 (z)	129,000	136,031
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	1,300,000	1,358,500
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	1,090,000	1,144,500
CONSOL Energy, Inc., 8%, 2017 (n)	990,000	1,051,875
CONSOL Energy, Inc., 8.25%, 2020 (n)	660,000	709,500
FMG Finance Ltd., 10.625%, 2016 (n)	1,440,000	1,641,600
Metinvest B.V., 10.25%, 2015 (n)	211,000	217,858
Peabody Energy Corp., 5.875%, 2016	10,000	10,125
Peabody Energy Corp., 7.375%, 2016	840,000	915,600
Rearden G Holdings Eins GmbH, 7.875%, 2020 (n)	118,000	121,540
Southern Copper Corp., 5.375%, 2020	101,000	103,899
Southern Copper Corp., 6.75%, 2040	326,000	342,476

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Teck Resources Ltd., 10.25%, 2016	$350,000	$423,500
Teck Resources Ltd., 10.75%, 2019	1,110,000	1,386,168
U.S. Steel Corp., 7.375%, 2020	1,000,000	1,002,500

		$11,781,722
Natural Gas - Distribution - 0.4%
AmeriGas Partners LP, 7.125%, 2016	$1,115,000	$1,154,025
Ferrellgas Partners LP, 8.625%, 2020	1,345,000	1,405,525

		$2,559,550
Natural Gas - Pipeline - 1.8%
Atlas Pipeline Partners LP, 8.125%, 2015	$770,000	$764,225
Atlas Pipeline Partners LP, 8.75%, 2018	1,655,000	1,646,725
Crosstex Energy, Inc., 8.875%, 2018	1,485,000	1,551,825
El Paso Corp., 8.25%, 2016	1,230,000	1,337,625
El Paso Corp., 7%, 2017	1,370,000	1,433,721
El Paso Corp., 7.75%, 2032	670,000	671,556
Enterprise Products Partners LP, FRN, 8.375%, 2066	870,000	886,313
Enterprise Products Partners LP, FRN, 7.034%, 2068	544,000	519,520
MarkWest Energy Partners LP, 6.875%, 2014	1,280,000	1,283,200
MarkWest Energy Partners LP, 8.75%, 2018	300,000	322,875

		$10,417,585
Network & Telecom - 2.7%
Axtel S.A.B. de C.V., 9%, 2019 (n)	$1,489,000	$1,347,545
Cincinnati Bell, Inc., 8.25%, 2017	405,000	400,950
Cincinnati Bell, Inc., 8.75%, 2018	3,305,000	3,230,638
Citizens Communications Co., 9%, 2031	540,000	553,500
New Communications Holdings, Inc., 8.5%, 2020 (n)	1,395,000	1,489,163
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	2,037,000	2,143,943
Qwest Communications International, Inc., 8%, 2015 (n)	605,000	644,325
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,320,000	1,366,200
Qwest Corp., 8.375%, 2016	646,000	734,825
Telemar Norte Leste S.A., 9.5%, 2019 (n)	482,000	596,475
Windstream Corp., 8.625%, 2016	3,100,000	3,231,750
Windstream Corp., 8.125%, 2018 (z)	305,000	309,194

		$16,048,508
Oil Services - 0.9%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$1,505,000	$1,298,063
Basic Energy Services, Inc., 7.125%, 2016	480,000	434,400
Edgen Murray Corp., 12.25%, 2015 (n)	545,000	456,438
Expro Finance Luxembourg, 8.5%, 2016 (n)	925,000	903,031

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - continued
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	$1,070,000	$1,053,950
Pioneer Drilling Co., 9.875%, 2018 (n)	1,085,000	1,090,425

		$5,236,307
Oils - 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$1,560,000	$1,404,000

Other Banks & Diversified Financials - 2.5%
Banco Internacional del Peru, 8.5% to 2020, FRN to 2070 (n)	$135,000	$140,670
Banco PanAmericano S.A., 8.5%, 2020 (n)	421,000	446,260
Banco Votorantim S.A., 7.375%, 2020 (n)	646,000	670,225
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	1,137,000	1,174,587
Bank of Moscow Capital PLC, 6.699%, 2015 (n)	2,403,000	2,421,023
Capital One Financial Corp., 10.25%, 2039	1,665,000	1,802,363
Citigroup Capital XXI, FRN, 8.3%, 2057	2,330,000	2,399,900
Groupe BPCE S.A., 12.5% to 2019, FRN to 2059 (n)	985,000	1,079,915
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	1,735,000	1,552,825
Santander UK PLC, 8.963% to 2030, FRN to 2049	2,730,000	2,811,900

		$14,499,668
Printing & Publishing - 1.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$261,162	$260,444
American Media Operations, Inc., 14%, 2013 (p)(z)	2,862,287	1,823,992
McClatchy Co., 11.5%, 2017 (n)	1,120,000	1,181,600
Morris Publishing Group LLC, 10%, 2014	809,009	770,581
Nielsen Finance LLC, 10%, 2014	2,345,000	2,444,663
Nielsen Finance LLC, 11.5%, 2016	1,010,000	1,133,725
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	1,456,000	1,419,600

		$9,034,605
Railroad & Shipping - 0.1%
Kansas City Southern Railway, 8%, 2015	$750,000	$799,688

Real Estate - 0.4%
CB Richard Ellis Group, Inc., 11.625%, 2017	$1,205,000	$1,364,663
Entertainment Properties Trust, REIT, 7.75%, 2020 (z)	765,000	748,744

		$2,113,407
Retailers - 2.9%
Couche-Tard, Inc., 7.5%, 2013	$635,000	$641,350
Dollar General Corp., 11.875%, 2017 (p)	628,000	726,910
Express Parent LLC, 8.75%, 2018 (n)	820,000	852,800
General Nutrition Centers, Inc., FRN, 5.75%, 2014 (p)	2,345,000	2,251,200

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
Limited Brands, Inc., 6.9%, 2017	$945,000	$973,350
Limited Brands, Inc., 6.95%, 2033	540,000	481,950
Macy’s, Inc., 5.75%, 2014	1,030,000	1,058,325
Macy’s, Inc., 5.9%, 2016	1,615,000	1,655,375
Neiman Marcus Group, Inc., 10.375%, 2015	2,350,000	2,449,875
QVC, Inc., 7.375%, 2020 (n)	1,560,000	1,599,000
Sally Beauty Holdings, Inc., 10.5%, 2016	1,590,000	1,733,100
Toys “R” Us, Inc., 10.75%, 2017	1,460,000	1,647,975
Toys “R” Us, Inc., 8.5%, 2017 (n)	835,000	878,838

		$16,950,048
Specialty Stores - 0.5%
Michaels Stores, Inc., 11.375%, 2016	$1,230,000	$1,319,175
Payless ShoeSource, Inc., 8.25%, 2013	1,808,000	1,832,860

		$3,152,035
Steel - 0.5%
CSN Resources S.A., 6.5%, 2020 (z)	$2,881,000	$2,909,810

Supranational - 0.0%
Eurasian Development Bank, 7.375%, 2014 (n)	$103,000	$109,747

Telecommunications - Wireless - 4.2%
Alestra S.A. de R.L. de C.V., 11.75%, 2014	$169,000	$187,590
Clearwire Corp., 12%, 2015 (n)	3,895,000	4,070,275
Cricket Communications, Inc., 7.75%, 2016	1,000,000	1,035,000
Crown Castle International Corp., 9%, 2015	855,000	936,225
Crown Castle International Corp., 7.75%, 2017 (n)	665,000	726,513
Crown Castle International Corp., 7.125%, 2019	590,000	612,125
Digicel Group Ltd., 12%, 2014 (n)	362,000	410,870
Digicel Group Ltd., 8.25%, 2017 (n)	1,450,000	1,482,625
Digicel Group Ltd., 10.5%, 2018 (n)	610,000	652,700
Globo Communicacoes e Participacoes S.A., 6.25%, 2049 (z)	167,000	168,670
Indosat Palapa Co. B.V., 7.375%, 2020 (z)	137,000	143,165
MetroPCS Wireless, Inc., 9.25%, 2014	710,000	741,950
MTS International Funding Ltd., 8.625%, 2020 (z)	197,000	219,497
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	722,000	798,532
Nextel Communications, Inc., 6.875%, 2013	1,010,000	1,004,950
NII Capital Corp., 8.875%, 2019	785,000	832,100
NII Holdings, Inc., 10%, 2016	1,200,000	1,326,000
SBA Communications Corp., 8.25%, 2019	875,000	958,125
Sprint Capital Corp., 6.875%, 2028	670,000	582,900
Sprint Nextel Corp., 8.375%, 2017	2,785,000	2,910,325

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Sprint Nextel Corp., 8.75%, 2032	$1,915,000	$1,941,331
Wind Acquisition Finance S.A., 12%, 2015 (n)	2,970,000	3,140,775

		$24,882,243
Telephone Services - 0.5%
Frontier Communications Corp., 8.125%, 2018	$1,480,000	$1,568,800
PT Bakrie Telecom Tbk., 11.5%, 2015 (n)	1,420,000	1,384,500

		$2,953,300
Tobacco - 0.2%
Alliance One International, Inc., 10%, 2016	$835,000	$863,182

Transportation - Services - 0.9%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$575,000	$575,000
Commercial Barge Line Co., 12.5%, 2017	2,175,000	2,335,406
Hertz Corp., 8.875%, 2014	2,335,000	2,405,050

		$5,315,456
Utilities - Electric Power - 3.1%
AES Corp., 8%, 2017	$1,940,000	$2,058,825
Calpine Corp., 8%, 2016 (n)	1,260,000	1,316,700
Calpine Corp., 7.875%, 2020 (z)	605,000	611,050
Colbun S.A., 6%, 2020 (n)	403,000	421,727
Dynegy Holdings, Inc., 7.5%, 2015	1,450,000	1,156,375
Dynegy Holdings, Inc., 7.5%, 2015 (n)	345,000	273,413
Dynegy Holdings, Inc., 7.75%, 2019	2,150,000	1,505,000
Edison Mission Energy, 7%, 2017	4,520,000	3,073,600
Energy Future Holdings Corp., 10%, 2020 (n)	1,645,000	1,653,225
Mirant North America LLC, 7.375%, 2013	665,000	684,119
NGC Corp. Capital Trust, 8.316%, 2027	1,975,000	1,066,500
NRG Energy, Inc., 7.375%, 2016	1,690,000	1,723,800
Texas Competitive Electric Holdings LLC, 10.25%, 2015	3,535,000	2,368,450

		$17,912,784
Total Bonds (Identified Cost, $550,247,251)		$531,705,973

Floating Rate Loans (g)(r) - 2.6%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014	$921,168	$912,532

Automotive - 0.9%
Ford Motor Co., Term Loan B, 3.35%, 2013	$5,517,875	$5,358,088

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Broadcasting - 0.2%
Gray Television, Inc., Term Loan B, 3.85%, 2014	$543,988	$509,581
Local TV Finance LLC, Term Loan B, 2.32%, 2013	117,251	103,474
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	648,497	642,012

		$1,255,067
Building - 0.3%
Roofing Supply Group, Inc., Term Loan B, 7.24%, 2013	$1,706,256	$1,676,397

Consumer Services - 0.1%
Realogy Corp., Letter of Credit B, 3.29%, 2013	$169,635	$147,901
Realogy Corp., Term Loan B, 3.34%, 2013	630,073	549,345

		$697,246
Financial Institutions - 0.0%
American General Finance Corp., Term Loan, 7.25%, 2015	$253,118	$249,558

Gaming & Lodging - 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$5,131,694	$179,609
MGM Mirage, Inc., Term Loan E, 7%, 2014	1,024,737	881,131

		$1,060,740
Printing & Publishing - 0.2%
Tribune Co., Term Loan B, 6.5%, 2014 (d)	$1,943,833	$1,096,108

Utilities - Electric Power - 0.5%
TXU Corp., Term Loan B-2, 3.97%, 2014 (o)	$2,132,381	$1,653,356
TXU Corp., Term Loan B-3, 3.84%, 2014	1,622,178	1,251,358

		$2,904,714
Total Floating Rate Loans (Identified Cost, $19,262,055)		$15,210,450

Common Stocks - 0.9%
Automotive - 0.1%
Accuride Corp. (a)	281,527	$335,017
Oxford Automotive, Inc. (a)	29	0

		$335,017
Broadcasting - 0.1%
Dex One Corp. (a)	17,085	$309,580
New Young Broadcasting Holding Co., Inc. (a)	291	576,261
Supermedia, Inc. (a)	2,018	42,560

		$928,401

21

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 0.3%
LyondellBasell Industries N.V., “A” (a)			29,984	$539,712
LyondellBasell Industries N.V., “B” (a)			66,217	1,191,906

				$1,731,618
Construction - 0.2%
Nortek, Inc. (a)			34,929	$1,397,160

Containers - 0.1%
Owens-Illinois, Inc. (a)			12,400	$342,860

Energy - Independent - 0.0%
SandRidge Energy, Inc. (a)			490	$2,891

Gaming & Lodging - 0.0%
Ameristar Casinos, Inc.			15,300	$241,434

Printing & Publishing - 0.1%
American Media, Inc. (a)			45,771	$280,118
Quad/Graphics, Inc. (a)			3,067	130,470

				$410,588
Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			2,422	$100,513
Total Common Stocks (Identified Cost, $11,065,514)				$5,490,482

	Strike Price	First Exercise
Warrants - 0.3%
Broadcasting - 0.3%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $1,504,593) (a)	$0.01	7/14/10	789	$1,562,441

Convertible Bonds - 0.2%
Automotive - 0.2%
Accuride Corp., 7.5%, 2020 (Identified Cost, $402,181)			$402,181	$986,490

Issuer/Expiration Date/Strike Price			Number of Contracts
Call Options Purchased - 0.0%
S&P 500 Index - December 2010 @ $1,200 (Premiums Paid, $227,220)			140	$252,000

22

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 3.8%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.26%, at Cost and Net Asset Value	22,525,698	$22,525,698
Total Investments (Identified Cost, $605,234,512)		$577,733,534

Other Assets, Less Liabilities - 1.7%		10,091,334
Net Assets - 100.0%		$587,824,868

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(e)	The rate shown represents a current effective yield, not a coupon rate.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $128,508,258, representing 21.9% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Accuride Corp., 9.5%, 2018	7/22/10-7/30/10	$978,707	$989,400
American Media Operations, Inc., 9%, 2013	1/30/09-5/03/10	191,459	260,444
American Media Operations, Inc., 14%, 2013	1/30/09-6/28/10	1,864,666	1,823,992
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	559,431	575,000
Amsted Industries, Inc., 8.125%, 2018	7/12/10-7/29/10	858,693	861,000
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,323,287	75,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.818%, 2038	12/20/05	1,172,811	58,640
ARCap REIT, Inc., CDO, “H”, 6.074%, 2045	7/21/04	898,832	66,668
Banc of America Commercial Mortgage, Inc., FRN, 6.227%, 2018	6/19/08	2,814,821	1,088,681

23

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
Berau Capital Resources, 12.5%, 2015	7/26/10	$133,509	$136,031
Bonten Media Acquisition Co., 9%, 2015	5/22/07-5/31/07	1,612,721	909,982
Braskem S.A., 7%, 2020	7/21/10	1,417,144	1,419,050
CSN Resources S.A., 6.5%, 2020	7/14/10	2,855,011	2,909,810
Calpine Corp., 7.875%, 2020	7/20/10	599,842	611,050
Corporacion GEO S.A.B. de C.V., 9.25%, 2020	6/25/10	258,838	284,697
Credit Acceptance Corp., 9.125%, 2017	1/25/10	785,877	838,206
Entertainment Properties Trust, REIT, 7.75%, 2020	6/25/10	751,994	748,744
Entravision Communications Corp., 8.75%, 2017	7/22/10	409,704	419,150
Falcon Franchise Loan LLC, FRN, 3.965%, 2025	1/29/03	131,690	108,348
GOL Finance LLP, 9.25%, 2020	7/13/10	295,236	303,750
Globo Communicacoes e Participacoes S.A., 6.25%, 2049	4/14/10	167,000	168,670
Independencia International Ltd., 12%, 2016	5/30/08-7/01/10	894	128
Indosat Palapa Co. B.V., 7.375%, 2020	7/22/10	136,285	143,165
Insight Communications Co., Inc., 9.375%, 2018	6/30/10	965,000	1,020,488
Interactive Data Corp., 10.25%, 2018	7/20/10	572,832	584,775
LBI Media, Inc., 8.5%, 2017	7/18/07	1,401,665	1,230,075
Local TV Finance LLC, 10%, 2015	11/13/07-6/15/10	1,981,310	1,719,025
MTS International Funding Ltd., 8.625%, 2020	6/15/10	197,000	219,497
Morgan Stanley Capital I, Inc., 1.258%, 2039	7/20/04	99,687	136,489
Myriad International Holdings B.V., 6.375%, 2017	7/22/10	506,000	519,915
NXP B.V., 9.75%, 2018	7/13/10	149,000	156,823
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	997,866	857,156
Petroleos Mexicanos, 5.5%, 2021	7/13/10	403,973	419,832
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	1,376,758	533
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04-1/25/05	2,573,173	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	1,419,521	181
Qatari Diar Finance Q.S.C., 5%, 2020	7/14/10	732,773	738,864
Sappi Papier Holding GmbH, 6.75%, 2012	7/29/10	427,125	424,469
USI Holdings Corp., 9.75%, 2015	4/26/07-11/28/07	3,928,239	3,774,100
VEB Finance Ltd., 6.902%, 2020	7/01/10	1,418,000	1,498,117
Waha Aerospace B.V., 3.925%, 2020	7/21/10	1,511,000	1,516,137
Windstream Corp., 8.125%, 2018	7/12/10	302,713	309,194
Wynn Las Vegas LLC, 7.75%, 2020	7/21/10	680,000	689,350
Total Restricted Securities			$30,614,951
% of Net Assets			5.2%

24

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/10

Forward Foreign Currency Exchange Contracts at 7/31/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	UBS AG	1,508,018	9/15/10	$1,816,891	$1,965,109	$(148,218)

At July 31, 2010, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

25

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $582,708,814)	$555,207,836
Underlying funds, at cost and value	22,525,698
Total investments, at value (identified cost, $605,234,512)	$577,733,534
Cash	230,751
Foreign currency, at value (identified cost, $33,989)	27,357
Receivables for
Investments sold	3,287,025
Fund shares sold	1,725,423
Interest	11,497,169
Receivable from investment adviser	37,560
Other assets	2,458
Total assets	$594,541,277
Liabilities
Payables for
Distributions	$1,302,313
Forward foreign currency exchange contracts	148,218
Investments purchased	4,456,950
Fund shares reacquired	581,104
Payable to affiliates
Investment adviser	31,351
Shareholder servicing costs	153,193
Distribution and service fees	20,150
Administrative services fee	762
Payable for independent Trustees’ compensation	5,536
Accrued expenses and other liabilities	16,832
Total liabilities	$6,716,409
Net assets	$587,824,868
Net assets consist of
Paid-in capital	$714,633,109
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(27,654,635)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(93,938,425)
Accumulated distributions in excess of net investment income	(5,215,181)
Net assets	$587,824,868
Shares of beneficial interest outstanding	95,367,882

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$417,253,899	67,698,516	$6.16
Class B	47,594,516	7,701,741	6.18
Class C	93,255,916	15,154,314	6.15
Class I	28,438,461	4,605,409	6.18
Class W	352,030	57,130	6.16
Class R1	115,404	18,677	6.18
Class R2	121,698	19,693	6.18
Class R3	478,399	77,609	6.16
Class R4	214,545	34,793	6.17

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.47 [100 / 95.25 x $6.16]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

26

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$24,198,013
Dividends	160,505
Dividends from underlying funds	16,091
Foreign taxes withheld	(255)
Total investment income	$24,374,354
Expenses
Management fee	$1,748,824
Distribution and service fees	1,164,072
Shareholder servicing costs	338,635
Administrative services fee	42,915
Independent Trustees’ compensation	10,673
Custodian fee	51,991
Shareholder communications	34,006
Auditing fees	34,556
Legal fees	10,285
Miscellaneous	90,776
Total expenses	$3,526,733
Fees paid indirectly	(194)
Reduction of expenses by investment adviser	(382,424)
Net expenses	$3,144,115
Net investment income	$21,230,239
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$6,331,079
Foreign currency transactions	614,040
Net realized gain (loss) on investments and foreign currency transactions	$6,945,119
Change in unrealized appreciation (depreciation)
Investments	$10,684,276
Translation of assets and liabilities in foreign currencies	(477,135)
Net unrealized gain (loss) on investments and foreign currency translation	$10,207,141
Net realized and unrealized gain (loss) on investments and foreign currency	$17,152,260
Change in net assets from operations	$38,382,499

See Notes to Financial Statements

27

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 7/31/10	Year ended 1/31/10
Change in net assets	(unaudited)
From operations
Net investment income	$21,230,239	$41,721,784
Net realized gain (loss) on investments and foreign currency transactions	6,945,119	(27,831,155)
Net unrealized gain (loss) on investments and foreign currency translation	10,207,141	166,518,310
Change in net assets from operations	$38,382,499	$180,408,939
Distributions declared to shareholders
From net investment income	$(21,057,642)	$(44,287,124)
From tax return of capital	—	(507,895)
Total distributions declared to shareholders	$(21,057,642)	$(44,795,019)
Change in net assets from fund share transactions	$38,616,649	$9,088,682
Total change in net assets	$55,941,506	$144,702,602
Net assets
At beginning of period	531,883,362	387,180,760
At end of period (including accumulated distributions in excess of net investment income of $5,215,181 and $5,387,778, respectively)	$587,824,868	$531,883,362

See Notes to Financial Statements

28

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class A			2010	2009		2008	2007	2006

Net asset value, beginning of period	$5.98		$4.42	$6.90		$7.66	$7.40	$7.63
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.49	$0.57		$0.58	$0.56	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		1.59	(2.46)		(0.70)	0.28	(0.16)
Total from investment operations	$0.42		$2.08	$(1.89)		$(0.12)	$0.84	$0.40
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.51)	$(0.59)		$(0.59)	$(0.58)	$(0.59)
From net realized gain on investments	—		—	(0.00	)(w)	(0.05)	—	(0.04)
From tax return of capital	—		(0.01)	—		—	—	—
Total distributions declared to shareholders	$(0.24)		$(0.52)	$(0.59)		$(0.64)	$(0.58)	$(0.63)
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$6.16		$5.98	$4.42		$6.90	$7.66	$7.40
Total return (%) (r)(s)(t)	7.16	(n)	49.74	(28.79)		(1.88)	11.89	5.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.16	1.24		1.19	1.27	1.29
Expenses after expense reductions (f)	0.99	(a)	0.93	0.85		0.85	0.85	0.85
Net investment income	8.07	(a)	9.36	9.54		7.70	7.53	7.51
Portfolio turnover	34		61	72		79	85	66
Net assets at end of period (000 omitted)	$417,254		$369,073	$276,917		$458,651	$488,673	$338,568

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class B			2010	2009		2008	2007	2006

Net asset value, beginning of period	$5.99		$4.43	$6.92		$7.68	$7.42	$7.65
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.45	$0.53		$0.53	$0.52	$0.51
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		1.59	(2.47)		(0.70)	0.28	(0.16)
Total from investment operations	$0.41		$2.04	$(1.94)		$(0.17)	$0.80	$0.35
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.47)	$(0.55)		$(0.54)	$(0.54)	$(0.54)
From net realized gain on investments	—		—	(0.00	)(w)	(0.05)	—	(0.04)
From tax return of capital	—		(0.01)	—		—	—	—
Total distributions declared to shareholders	$(0.22)		$(0.48)	$(0.55)		$(0.59)	$(0.54)	$(0.58)
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$6.18		$5.99	$4.43		$6.92	$7.68	$7.42
Total return (%) (r)(s)(t)	6.93	(n)	48.59	(29.31)		(2.49)	11.17	4.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88	(a)	1.90	1.89		1.84	1.92	1.94
Expenses after expense reductions (f)	1.73	(a)	1.68	1.50		1.50	1.50	1.50
Net investment income	7.33	(a)	8.64	8.82		7.03	6.91	6.88
Portfolio turnover	34		61	72		79	85	66
Net assets at end of period (000 omitted)	$47,595		$51,506	$42,757		$90,330	$124,393	$125,667

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class C			2010	2009		2008	2007	2006

Net asset value, beginning of period	$5.97		$4.41	$6.89		$7.64	$7.38	$7.61
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.45	$0.53		$0.53	$0.51	$0.51
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		1.59	(2.46)		(0.69)	0.28	(0.16)
Total from investment operations	$0.40		$2.04	$(1.93)		$(0.16)	$0.79	$0.35
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.47)	$(0.55)		$(0.54)	$(0.53)	$(0.54)
From net realized gain on investments	—		—	(0.00	)(w)	(0.05)	—	(0.04)
From tax return of capital	—		(0.01)	—		—	—	—
Total distributions declared to shareholders	$(0.22)		$(0.48)	$(0.55)		$(0.59)	$(0.53)	$(0.58)
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$6.15		$5.97	$4.41		$6.89	$7.64	$7.38
Total return (%) (r)(s)(t)	6.77	(n)	48.77	(29.32)		(2.40)	11.19	4.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88	(a)	1.90	1.90		1.84	1.92	1.94
Expenses after expense reductions (f)	1.74	(a)	1.68	1.50		1.50	1.50	1.50
Net investment income	7.36	(a)	8.52	8.94		7.05	6.90	6.88
Portfolio turnover	34		61	72		79	85	66
Net assets at end of period (000 omitted)	$93,256		$89,930	$55,001		$92,947	$103,873	$92,613

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class I			2010	2009		2008	2007	2006

Net asset value, beginning of period	$5.99		$4.43	$6.92		$7.68	$7.42	$7.65
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.50	$0.60		$0.60	$0.59	$0.59
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		1.60	(2.48)		(0.69)	0.28	(0.16)
Total from investment operations	$0.44		$2.10	$(1.88)		$(0.09)	$0.87	$0.43
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.53)	$(0.61)		$(0.62)	$(0.61)	$(0.62)
From net realized gain on investments	—		—	(0.00	)(w)	(0.05)	—	(0.04)
From tax return of capital	—		(0.01)	—		—	—	—
Total distributions declared to shareholders	$(0.25)		$(0.54)	$(0.61)		$(0.67)	$(0.61)	$(0.66)
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$6.18		$5.99	$4.43		$6.92	$7.68	$7.42
Total return (%) (r)(s)	7.46	(n)	50.02	(28.57)		(1.51)	12.27	5.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.90	0.89		0.84	0.92	0.94
Expenses after expense reductions (f)	0.74	(a)	0.68	0.50		0.50	0.50	0.50
Net investment income	8.26	(a)	9.45	9.81		8.01	7.89	7.86
Portfolio turnover	34		61	72		79	85	66
Net assets at end of period (000 omitted)	$28,438		$20,317	$11,581		$35,372	$56,243	$46,871

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class W			2010	2009 (i)

Net asset value, beginning of period	$5.97		$4.42	$6.92
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.48	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		1.60	(2.47)
Total from investment operations	$0.43		$2.08	$(2.09)
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.52)	$(0.41)
From tax return of capital	—		(0.01)	—
Total distributions declared to shareholders	$(0.24)		$(0.53)	$(0.41)
Net asset value, end of period	$6.16		$5.97	$4.42
Total return (%) (r)(s)	7.42	(n)	49.72	(30.82	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.98	1.02	(a)
Expenses after expense reductions (f)	0.83	(a)	0.78	0.59	(a)
Net investment income	8.26	(a)	9.02	10.81	(a)
Portfolio turnover	34		61	72
Net assets at end of period (000 omitted)	$352		$364	$129

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class R1			2010	2009 (i)

Net asset value, beginning of period	$5.99		$4.43	$6.94
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.45	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		1.59	(2.48)
Total from investment operations	$0.41		$2.04	$(2.13)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.47)	$(0.38)
From tax return of capital	—		(0.01)	—
Total distributions declared to shareholders	$(0.22)		$(0.48)	$(0.38)
Net asset value, end of period	$6.18		$5.99	$4.43
Total return (%) (r)(s)	6.93	(n)	48.59	(31.30	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88	(a)	1.90	1.92	(a)
Expenses after expense reductions (f)	1.74	(a)	1.68	1.50	(a)
Net investment income	7.32	(a)	8.53	9.60	(a)
Portfolio turnover	34		61	72
Net assets at end of period (000 omitted)	$115		$107	$71

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class R2			2010	2009 (i)

Net asset value, beginning of period	$5.99		$4.43	$6.94
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.47	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		1.60	(2.48)
Total from investment operations	$0.42		$2.07	$(2.11)
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.50)	$(0.40)
From tax return of capital	—		(0.01)	—
Total distributions declared to shareholders	$(0.23)		$(0.51)	$(0.40)
Net asset value, end of period	$6.18		$5.99	$4.43
Total return (%) (r)(s)	7.19	(n)	49.30	(31.05	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38	(a)	1.40	1.42	(a)
Expenses after expense reductions (f)	1.24	(a)	1.18	1.00	(a)
Net investment income	7.82	(a)	9.03	10.11	(a)
Portfolio turnover	34		61	72
Net assets at end of period (000 omitted)	$122		$114	$69

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class R3			2010	2009 (i)

Net asset value, beginning of period	$5.98		$4.42	$6.92
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.49	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		1.59	(2.43)
Total from investment operations	$0.42		$2.08	$(2.09)
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.51)	$(0.41)
From tax return of capital	—		(0.01)	—
Total distributions declared to shareholders	$(0.24)		$(0.52)	$(0.41)
Net asset value, end of period	$6.16		$5.98	$4.42
Total return (%) (r)(s)	7.16	(n)	49.75	(30.90	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.17	1.17	(a)
Expenses after expense reductions (f)	0.99	(a)	0.92	0.74	(a)
Net investment income	8.05	(a)	9.91	10.25	(a)
Portfolio turnover	34		61	72
Net assets at end of period (000 omitted)	$478		$352	$587

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class R4			2010	2009 (i)

Net asset value, beginning of period	$5.98		$4.42	$6.92
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.50	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		1.59	(2.47)
Total from investment operations	$0.44		$2.09	$(2.08)
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.52)	$(0.42)
From tax return of capital	—		(0.01)	—
Total distributions declared to shareholders	$(0.25)		$(0.53)	$(0.42)
Net asset value, end of period	$6.17		$5.98	$4.42
Total return (%) (r)(s)	7.46	(n)	50.11	(30.77	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.90	0.92	(a)
Expenses after expense reductions (f)	0.74	(a)	0.68	0.50	(a)
Net investment income	8.26	(a)	9.49	10.64	(a)
Portfolio turnover	34		61	72
Net assets at end of period (000 omitted)	$215		$122	$69

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, June 2, 2008 (Classes W, R1, R2, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

35

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS High Yield Opportunities Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued

36

Notes to Financial Statements (unaudited) – continued

at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to

37

Notes to Financial Statements (unaudited) – continued

fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,656,812	$1,497,673	$2,418,820	$5,573,305
Netherlands	1,731,618	—	—	1,731,618
Non-U.S. Sovereign Debt	—	42,347,939	—	42,347,939
Corporate Bonds	—	397,797,069	—	397,797,069
Residential Mortgage-Backed Securities	—	58,640	—	58,640
Commercial Mortgage-Backed Securities	—	7,182,706	—	7,182,706
Asset-Backed Securities (including CDOs)	—	808,814	—	808,814
Foreign Bonds	—	84,497,295	—	84,497,295
Floating Rate Loans	—	14,568,438	642,012	15,210,450
Mutual Funds	22,525,698	—	—	22,525,698
Total Investments	$25,914,128	$548,758,574	$3,060,832	$577,733,534

Other Financial Instruments
Forward Currency Contracts	$—	$(148,218)	$—	$(148,218)

38

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Floating Rate Loans	Total
Balance as of 1/31/10	$131,362	$—	$131,362
Accrued discounts/premiums	—	250	250
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	228,118	22,460	250,578
Net purchases (sales)	2,059,340	619,302	2,678,642
Transfers in and/or out of Level 3	—	—	—
Balance as of 7/31/10	$2,418,820	$642,012	$3,060,832

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at July 31, 2010 is $250,578.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments

39

Notes to Financial Statements (unaudited) – continued

and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	$—	$(148,218)
Equity Contracts	Purchased Equity Options	252,000	—
Total		$252,000	$(148,218)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2010 as reported in the Statement of Operations:

Foreign Currency Transactions
Foreign Exchange Contracts	$674,382

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2010 as reported in the Statement of Operations:

	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Foreign Exchange Contracts	$(479,574)	$—
Equity Contracts	—	24,780
Total	$(479,574)	$24,780

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to

40

Notes to Financial Statements (unaudited) – continued

terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or

41

Notes to Financial Statements (unaudited) – continued

offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

42

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to

43

Notes to Financial Statements (unaudited) – continued

examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, distressed securities, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/10
Ordinary income (including any short-term capital gains)	$44,287,124
Tax return of capital	507,895
Total distributions	$44,795,019

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/10
Cost of investments	$605,526,398
Gross appreciation	31,938,038
Gross depreciation	(59,730,902)
Net unrealized appreciation (depreciation)	$(27,792,864)

As of 1/31/10
Capital loss carryforwards	(96,716,939)
Post-October capital loss deferral	(960,032)
Other temporary differences	(5,064,300)
Net unrealized appreciation (depreciation)	(41,391,827)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

44

Notes to Financial Statements (unaudited) – continued

As of January 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

1/31/17	$(51,185,843)
1/31/18	(45,531,096)
$(96,716,939)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 7/31/10	Year ended 1/31/10	Six months ended 7/31/10	Year ended 1/31/10
Class A	$15,161,014	$31,538,061	$—	$361,686
Class B	1,742,182	4,416,053	—	50,644
Class C	3,266,534	6,498,593	—	74,527
Class I	845,471	1,722,696	—	19,756
Class W	13,906	28,003	—	321
Class R1	3,959	7,936	—	91
Class R2	4,507	8,720	—	100
Class R3	14,335	57,955	—	665
Class R4	5,734	9,107	—	105
Total	$21,057,642	$44,287,124	$—	$507,895

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

Prior to June 1, 2010, the investment advisor had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment related expenses such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets:

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
0.95%	1.70%	1.70%	0.70%	0.80%	1.70%	1.20%	0.95%	0.70%

45

Notes to Financial Statements (unaudited) – continued

This written agreement terminated on May 31, 2010. For the period ended May 31, 2010, these reductions amounted to $311,745 and are reflected as a reduction of total expenses in the Statement of Operations.

Effective June 1, 2010, the investment advisor has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment related expenses such that total annual fund operating expenses do not exceed the following rates of the fund’s average daily net assets:

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.05%	1.80%	1.80%	0.80%	0.90%	1.80%	1.30%	1.05%	0.80%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2011. For the period June 1, 2010 through July 31, 2010, the reduction amounted to $68,929 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $89,863 for the six months ended July 31, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund. The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$473,341
Class B	0.75%	0.25%	1.00%	1.00%	239,585
Class C	0.75%	0.25%	1.00%	1.00%	449,694
Class W	0.10%	—	0.10%	0.10%	170
Class R1	0.75%	0.25%	1.00%	1.00%	545
Class R2	0.25%	0.25%	0.50%	0.50%	290
Class R3	—	0.25%	0.25%	0.25%	447
Total Distribution and Service Fees					$1,164,072

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2010 based on each class’ average daily net assets.

46

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2010, were as follows:

Amount
Class A	$559
Class B	29,486
Class C	5,342

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2010, the fee was $113,328, which equated to 0.0421% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $225,307.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2010 was equivalent to an annual effective rate of 0.0159% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those

47

Notes to Financial Statements (unaudited) – continued

former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan resulted in an expense of $286 and is included in independent Trustees’ compensation for the six months ended July 31, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under the Retirement Deferral plan amounted to $5,457 at July 31, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended July 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,066 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,750, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $201,057,974 and $177,692,689, respectively.

48

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/10		Year ended 1/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	17,806,799	$107,356,450	24,747,473	$126,167,573
Class B	673,394	4,074,367	1,739,325	8,820,851
Class C	1,271,750	7,600,022	4,726,763	24,751,263
Class I	2,675,755	16,218,667	2,841,648	14,686,591
Class W	21,213	129,282	74,801	398,199
Class R1	167	1,000	364	2,369
Class R2	201	1,210	1,720	8,632
Class R3	20,512	124,021	42,679	199,415
Class R4	17,281	104,291	2,889	16,377
	22,487,072	$135,609,310	34,177,662	$175,051,270
Shares issued to shareholders in reinvestment of distributions
Class A	1,709,701	$10,364,793	4,380,072	$22,437,303
Class B	155,837	946,647	467,261	2,380,600
Class C	291,841	1,850,357	686,959	3,534,628
Class I	81,011	509,659	190,712	978,227
Class W	2,148	13,322	3,974	21,761
Class R1	652	3,959	1,559	8,025
Class R2	742	4,507	1,710	8,820
Class R3	2,364	14,335	11,800	58,325
Class R4	790	4,908	1,784	9,212
	2,245,086	$13,712,487	5,745,831	$29,436,901
Shares reacquired
Class A	(13,568,926)	$(81,882,777)	(30,016,667)	$(151,097,427)
Class B	(1,721,957)	(10,387,602)	(3,254,241)	(16,695,769)
Class C	(1,481,194)	(8,904,797)	(2,804,301)	(14,527,068)
Class I	(1,542,966)	(9,318,432)	(2,254,705)	(12,128,938)
Class W	(27,123)	(163,153)	(47,044)	(270,986)
Class R2	(238)	(1,417)	(5)	(27)
Class R3	(4,116)	(24,899)	(128,560)	(679,271)
Class R4	(3,612)	(22,071)	(1)	(3)
	(18,350,132)	$(110,705,148)	(38,505,524)	$(195,399,489)

49

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/10		Year ended 1/31/10
	Shares	Amount	Shares	Amount
Net change
Class A	5,947,574	$35,838,466	(889,122)	$(2,492,551)
Class B	(892,726)	(5,366,588)	(1,047,655)	(5,494,318)
Class C	82,397	545,582	2,609,421	13,758,823
Class I	1,213,800	7,409,894	777,655	3,535,880
Class W	(3,762)	(20,549)	31,731	148,974
Class R1	819	4,959	1,923	10,394
Class R2	705	4,300	3,425	17,425
Class R3	18,760	113,457	(74,081)	(421,531)
Class R4	14,459	87,128	4,672	25,586
	6,382,026	$38,616,649	1,417,969	$9,088,682

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2010, the fund’s commitment fee and interest expense were $3,689 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

50

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,088,209	125,438,908	(110,001,419)	22,525,698

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,091	$22,525,698

51

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are

52

Board Review of Investment Advisory Agreement – continued

observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

53

Board Review of Investment Advisory Agreement – continued

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including the replacement of the senior portfolio manager in 2008. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a

54

Board Review of Investment Advisory Agreement – continued

group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of

55

Board Review of Investment Advisory Agreement – continued

the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

56

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

57

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature Shareholders 1-800-225-2606	c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Municipal High Income Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

7/31/10

MMH-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

September 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue — Hospitals	29.8%
Healthcare Revenue — Long-term Care	10.9%
Universities — Colleges	10.3%
Tobacco	6.0%
Industrial Revenue — Airlines	4.9%

Composition including fixed income credit quality (a)(i)
AAA	5.5%
AA	9.8%
A	12.1%
BBB	35.7%
BB	9.6%
B	5.6%
CCC	1.6%
C (o)	0.0%
D	0.1%
Cash & Other (NR)	20.0%

Portfolio facts (i)
Average Duration (d)	9.9
Average Effective Maturity (m)	20.5 yrs.

(a)	The rating categories (e.g., AAA) include: debt securities and inverse floaters, and fixed income structured products which have long-term public ratings. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 7/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2010 through July 31, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2010 through July 31, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/10	Ending Account Value 7/31/10	Expenses Paid During Period (p) 2/01/10-7/31/10
A	Actual	0.69%	$1,000.00	$1,051.56	$3.51
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
B	Actual	1.48%	$1,000.00	$1,047.43	$7.51
	Hypothetical (h)	1.48%	$1,000.00	$1,017.46	$7.40
C	Actual	1.69%	$1,000.00	$1,046.32	$8.57
	Hypothetical (h)	1.69%	$1,000.00	$1,016.41	$8.45

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

7/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 101.0%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 0.1%
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.375%, 2025	$885,000	$904,204
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035	1,740,000	1,783,152

		$2,687,356
General Obligations - General Purpose - 2.0%
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 2040	$3,800,000	$3,978,904
Luzerne County, PA, AGM, 6.75%, 2023	1,230,000	1,342,889
State of California, 5.5%, 2040	2,125,000	2,166,098
State of California (Veterans), 5.05%, 2036	3,575,000	3,152,936
Texas Department of Transportation, 7%, 2012	69,063	69,089
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	26,536,610

		$37,246,526
General Obligations - Improvement - 0.3%
Guam Government, “A”, 6.75%, 2029	$1,965,000	$2,135,503
Guam Government, “A”, 7%, 2039	2,060,000	2,242,949
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	1,630,000	1,393,666

		$5,772,118
General Obligations - Schools - 1.5%
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2031	$2,060,000	$685,630
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2032	2,095,000	653,242
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2033	4,185,000	1,223,778
Escondido, CA, Union High School District, Capital Appreciation, (Election of 2008), “A”, ASSD GTY, 0%, 2030	4,785,000	1,473,302
Escondido, CA, Union High School District, Capital Appreciation, (Election of 2008), “A”, ASSD GTY, 0%, 2031	4,280,000	1,222,325
Escondido, CA, Union High School District, Capital Appreciation, (Election of 2008), “A”, ASSD GTY, 0%, 2032	3,010,000	797,801
Escondido, CA, Union High School District, Capital Appreciation, (Election of 2008), “A”, ASSD GTY, 0%, 2033	2,965,000	731,614
Hartnell, CA, Community College District, Capital Appreciation, (Election of 2002), “D”, 0%, 2039	10,355,000	1,369,863

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Kane, Cook & DuPage Counties, IL, AGM, 6.375%, 2011 (c)	$1,255,000	$1,286,350
Lake Tahoe, CA, Unified School District, Capital Appreciation, (Election of 2008), AGM, 0%, 2045	4,240,000	1,110,795
Leander, TX, Independent School District, Capital Appreciation, PSF, 0%, 2030	6,480,000	2,097,382
Los Angeles, CA, Unified School District, “B”, AMBAC, 4.5%, 2031	6,970,000	6,497,016
Los Angeles, CA, Unified School District, “D”, 5%, 2034	560,000	570,455
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	1,475,000	436,866
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	3,110,000	1,453,707
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	2,070,000	780,949
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	4,025,000	1,309,695
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,455,000	1,332,357
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	2,960,000	1,308,468
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	2,995,000	1,178,143
West Contra Costa, CA, Unified School District, Capital Appreciation, (Election of 2005), “C”, ASSD GTY, 0%, 2029	3,665,000	1,132,558
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,270,000	501,375

		$29,153,671
Healthcare Revenue - Hospitals - 29.3%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,714,655
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	6,100,000	6,373,951
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	3,465,000	2,747,017
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	5,785,000	4,097,284
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	3,360,000	3,510,898
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	2,600,000	2,549,482
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	2,260,450

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5.875%, 2024	$1,375,000	$1,375,578
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	11,230,000	9,720,351
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.), “A”, 8.25%, 2010 (c)	2,500,000	2,578,600
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,375,000	1,437,494
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,765,000	2,908,421
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5.75%, 2040	430,000	425,132
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.5%, 2039	1,595,000	1,480,591
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,520,000	3,680,998
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	600,000	574,470
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	300,000	265,659
California Valley Health Systems, COP, 6.875%, 2023 (d)	1,745,000	959,750
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	835,000	840,194
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	3,250,000	3,074,435
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	1,100,000	869,924
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	755,000	596,918
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	790,000	799,077
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	2,000,000	1,556,980
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	2,200,000	2,393,930
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,890,000	4,039,960
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	1,000,000	1,046,820
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	5,020,000	5,084,407

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	$7,170,000	$7,225,854
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	3,525,000	3,581,541
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	3,050,000	3,086,570
Flint, MI, Hospital Building Authority Rev. (Hurley Medical Center), 7.375%, 2035	2,500,000	2,542,750
Flint, MI, Hospital Building Authority Rev. (Hurley Medical Center), 7.5%, 2039	1,750,000	1,779,138
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	1,155,000	1,208,442
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	4,440,000	4,642,286
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	665,000	670,333
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	2,095,000	2,109,854
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	1,810,000	1,822,670
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	4,725,000	3,550,507
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	750,000	701,835
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	865,000	796,362
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	1,320,000	1,149,311
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,925,000	2,616,062
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group), 7.125%, 2010 (c)	2,250,000	2,277,068
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,590,000	1,631,276
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,400,000	2,742,744
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2029	4,700,000	4,511,765
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	465,000	470,761
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	1,985,000	1,608,406

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	$3,770,000	$3,918,840
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	3,025,000	3,332,885
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,555,000	2,812,748
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	4,000,000	4,058,480
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,865,000	4,465,428
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	2,620,000	2,725,167
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,591,515
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,545,000	2,718,569
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	4,000,000	3,777,480
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Hospital), “B”, 5%, 2033	2,510,000	2,430,835
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	360,000	384,476
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	6,785,000	7,246,312
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	2,940,000	3,010,354
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	2,165,000	2,207,326
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	3,750,000	3,785,063
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,000,000	1,909,380
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	6,355,000	6,285,540
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2033	2,000,000	1,854,600
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2040	2,250,000	2,004,998
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), 6%, 2038	1,700,000	1,739,389
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	3,905,000	3,830,805
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	1,290,000	1,284,040

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	$1,395,000	$1,391,331
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	1,965,000	2,003,907
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,035,000	3,079,402
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	435,000	440,942
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	815,000	891,903
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	710,000	732,741
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	5,030,000	5,232,357
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	1,955,000	2,044,285
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	7,100,000	7,465,082
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	3,055,000	2,950,427
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., Capital Appreciation, (Covenant Health), “A”, 0%, 2035	3,795,000	878,049
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	2,870,000	2,962,041
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,890,000	1,850,518
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	5,500,000	5,265,315
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	7,975,000	7,457,104
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	6,485,000	6,429,813
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	410,000	383,047
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	5,400,000	4,969,944
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	4,345,000	5,059,057

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), 5.75%, 2038	$2,275,000	$2,177,516
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	3,895,000	3,854,297
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	985,000	1,005,577
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	4,000,000	3,702,560
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	2,480,000	2,499,394
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	4,600,000	4,454,410
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	3,690,000	3,349,967
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	5,430,000	5,046,696
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	500,000	507,885
Mecosta County, MI, General Hospital Rev., 6%, 2018	1,100,000	1,102,200
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2021	1,545,000	1,599,168
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,490,000	2,520,005
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	3,505,000	3,583,827
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	765,000	770,148
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	4,405,000	4,417,114
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	3,200,000	2,911,872
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	3,340,000	2,883,155
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	2,745,000	2,605,883
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	2,890,000	2,704,838
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,935,000	5,099,484
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	1,445,000	1,473,799

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	$1,320,000	$1,473,648
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	180,000	182,259
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	685,000	714,195
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	585,000	522,791
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.625%, 2031	1,115,000	1,001,928
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	8,000,000	8,315,760
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	4,000,000	4,002,880
New Jersey Health Care Facilities, Financing Authority Rev., Capital Appreciation, (St. Barnabas Health), “B”, 0%, 2038	22,690,000	2,548,314
New Jersey Health Care Facilities, Financing Authority Rev., Capital Appreciation, (St. Barnabas Health) “B”, 0%, 2036	4,305,000	568,346
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	400,000	378,196
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	1,580,000	1,308,082
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,570,000	1,766,705
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	975,000	1,078,019
New York Dormitory Authority Rev., Non-State Supported Debt (Long Island Jewish Medical Center), “A”, 5.5%, 2037	655,000	679,320
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	460,000	463,942
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	1,405,000	1,417,041
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “C”, 6.45%, 2032	890,000	896,942
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	1,350,000	1,157,855
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	795,000	697,191
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	6,240,000	5,173,834
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	3,735,000	2,969,138
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	920,000	926,504
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	1,075,000	1,078,440

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	$1,000,000	$1,033,030
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	3,155,000	2,912,191
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	5,390,000	5,779,481
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	4,080,000	4,212,355
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	5,220,000	5,675,393
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	460,000	461,656
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	2,860,000	2,861,001
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	3,710,000	3,371,759
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	4,000,000	4,474,720
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,760,000	5,176,452
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	6,945,000	8,331,986
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Group), “C”, 5%, 2040 (u)	15,000,000	15,482,400
Salida, CO, Hospital District Rev., 5.25%, 2036	6,045,000	4,975,942
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,370,000	1,407,593
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,100,000	4,233,783
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	450,000	500,432
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	750,000	834,053
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	745,000	828,492
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	750,000	837,915
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	1,250,000	1,396,525
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	1,255,000	1,395,648
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	795,000	817,785

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 2030	$2,750,000	$2,697,035
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	2,545,000	2,541,590
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	2,725,000	2,773,914
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	3,715,000	3,733,092
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,155,000	1,195,067
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	1,715,000	1,775,042
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	755,000	759,243
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	1,805,000	1,809,621
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	1,330,000	1,284,062
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	2,580,000	2,226,850
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2027	1,350,000	1,143,963
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2035	1,300,000	1,036,347
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	3,535,000	3,554,372
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2036	3,915,000	3,658,137
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	2,155,000	2,161,616
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	7,330,000	6,645,231
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2022	685,000	589,100
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046	7,415,000	6,376,900
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	4,500,000	4,526,010
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.375%, 2030	1,390,000	1,394,698

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021	$4,300,000	$4,418,250
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031	2,000,000	2,055,400
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	3,150,000	3,236,594
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	3,346,456
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	2,885,000	2,744,356
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	1,900,000	1,935,416
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.75%, 2042	780,000	717,171
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	3,750,000	3,447,038
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2012 (c)	2,000,000	2,232,300
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	2,595,000	2,903,338
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,550,000	1,669,087
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,665,000	3,956,771
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,695,000	6,253,566
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	5,075,000	5,208,168
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 2037	1,000,000	1,003,990
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	3,760,000	3,528,835
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2012 (c)	4,000,000	4,342,960
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	700,000	722,267
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	810,000	810,251
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	4,500,000	4,529,745

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, 5.625%, 2032	$525,000	$544,415
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	3,450,000	3,362,715
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,250,000	2,340,045
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.125%, 2027 (b)	4,155,000	4,437,623
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.625%, 2029	1,100,000	1,103,014
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	6,570,000	6,059,117
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	4,155,000	3,795,426
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “B”, 6.8%, 2016	995,000	1,009,278
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6.15%, 2015	1,500,000	1,276,575
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	250,000	188,500

		$558,202,730
Healthcare Revenue - Long Term Care - 10.7%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), 6%, 2037	$825,000	$840,626
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 6.5%, 2020	1,000,000	943,390
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	5,155,000	4,618,468
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	2,250,000	2,732,850
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	4,760,000	3,936,710
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,320,000	1,293,349
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	2,590,000	2,450,658
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	545,594

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	$800,000	$658,856
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	2,985,000	3,007,447
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 2029	1,400,000	1,519,098
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 2041	560,000	613,362
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	240,000	267,890
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	487,900
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	985,000	892,361
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	2,312,938
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	3,355,000	2,962,532
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,500,000	1,502,295
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	940,000	956,046
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	905,000	936,458
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.35%, 2029	435,000	444,966
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	7,060,000	7,265,164
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.5%, 2039	325,000	330,619
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	760,000	885,940
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	1,965,000	2,290,620
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	516,774
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	1,020,000	928,618
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	4,510,000	3,675,425
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	590,000	619,193

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	$3,335,000	$3,500,249
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	415,000	469,950
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,190,000	1,341,558
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	1,600,000	1,718,656
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.625%, 2026	1,500,000	1,312,095
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	2,265,000	1,886,156
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	1,560,000	1,165,788
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	4,150,000	4,049,778
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	3,600,000	3,612,132
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,305,056
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	2,200,000	1,601,974
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	4,177,140
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	1,510,000	1,254,327
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	1,730,000	1,446,384
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028	1,057,000	774,432
Illinois Finance Authority Rev., Bond Anticipation Notes (Tallgrass), 13%, 2012	790,000	796,375
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	453,000	4,548
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	3,555,000	3,902,395
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	2,080,930
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	2,125,000	1,987,619
Iowa Finance Authority, Senior Housing Rev. (Bethany Life Communities), “A”, 5.55%, 2041	770,000	658,512

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	$2,180,000	$1,471,936
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	2,710,000	1,711,202
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	750,000	629,385
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,550,000	2,042,321
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,185,000	1,048,784
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	1,555,000	1,583,783
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	1,250,000	1,402,263
Loves Park, IL (Hoosier Care), 7.125%, 2034	1,790,000	1,567,807
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	4,640,000	4,073,827
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	1,235,000	927,744
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	310,000	224,623
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	680,000	713,510
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	1,010,000	1,057,157
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025	5,985,000	5,348,914
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	2,235,000	2,226,082
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	3,230,000	3,206,809
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,705,000	3,224,313
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	750,000	641,340
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	1,490,000	1,205,038
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), 6.7%, 2043	2,610,000	2,609,791
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), “A”, 6.5%, 2027	3,250,000	3,303,138

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	$475,000	$431,633
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	2,830,000	2,412,915
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	2,297,646
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	4,000,000	2,973,040
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	785,000	745,067
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	3,480,000	3,137,081
Olathe, KS, Senior Living Facilities Rev. (Catholic Care Campus, Inc.), “A”, 6%, 2038	1,700,000	1,541,781
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	1,180,000	1,002,162
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	1,790,000	1,483,122
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	395,000	319,211
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 2021	2,410,000	2,211,271
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	2,055,000	1,702,876
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	2,470,000	2,444,584
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.5%, 2028	470,000	416,815
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	550,000	456,462
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	1,840,000	1,442,229
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	1,690,000	1,202,891
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	1,590,000	1,249,104
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	2,800,000	1,990,912
St. John’s County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.25%, 2026	1,000,000	822,590
St. Johns County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	5,805,000	5,788,107
Sterling, IL (Hoosier Care), 7.125%, 2034	1,255,000	1,095,741

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	$1,500,000	$1,211,100
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	520,000	525,990
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	1,795,000	1,548,439
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	3,515,000	3,537,777
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	6,750,000	6,791,985
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	1,940,000	1,993,932
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	2,025,000	2,081,255
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	1,304,251
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2040	3,250,000	3,319,973
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2045	3,500,000	3,550,645
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	3,925,000	3,177,288
Wisconsin Health & Educational Facilities Authority Rev. (All Saints Assisted Living Project), 6%, 2037	1,230,000	1,107,308
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 2028	3,795,000	3,839,477
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	485,000	508,653
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,960,000	2,086,087

		$203,453,368
Human Services - 0.9%
Alaska Industrial Development & Export Authority, Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027 (a)	$3,790,000	$2,274,872
Alaska Industrial Development & Export Authority, Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036 (a)	1,175,000	681,582
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	1,600,000	1,505,568
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	1,195,045
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	3,415,000	3,147,093

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Human Services - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	$85,000	$85,473
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	2,850,000	2,837,831
New York, NY, Industrial Development Agency Rev. (Special Needs Facilities Pooled Program), 6.1%, 2012	425,000	419,955
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	1,925,000	1,948,389
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	2,185,000	2,190,178
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	491,000	491,034
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019	955,000	641,292

		$17,418,312
Industrial Revenue - Airlines - 4.8%
Alliance Airport Authority, Inc., TX (American Airlines, Inc.), 5.25%, 2029	$4,265,000	$3,038,727
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	790,000	593,796
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	1,740,000	1,883,968
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	1,310,000	1,375,710
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	3,230,000	2,370,045
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	13,545,000	10,894,650
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	3,460,000	2,976,292
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	1,830,000	1,831,922
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), “E”, 6.75%, 2029	7,285,000	7,314,286
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	1,315,000	1,319,839
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	7,015,000	7,047,199
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	6,660,000	6,311,615

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - continued
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	$5,940,000	$6,062,958
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	21,950,000	22,536,065
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	13,820,000	14,288,636
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), “A”, 8%, 2012	1,235,000	1,264,689

		$91,110,397
Industrial Revenue - Chemicals - 1.6%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$2,655,000	$2,678,205
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	1,625,000	1,574,804
Giles County, VA, Industrial Development Authority Rev. (Celanese Corp.), 6.45%, 2026	1,000,000	999,980
Giles County, VA, Industrial Development Authority, Solid Waste Disposal Facilities Rev. (Hoechst Celanese Corp.), 6.625%, 2022	2,930,000	2,930,029
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	4,800,000	4,979,856
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	2,990,000	3,067,232
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	5,125,000	5,726,368
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	2,500,000	2,508,025
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “A”, 6.45%, 2030	430,000	439,671
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	5,399,207
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	130,000	124,245

		$30,427,622
Industrial Revenue - Environmental Services - 1.0%
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	$540,000	$580,835
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	2,000,000	2,117,140
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	3,280,375
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	2,000,000	2,092,760

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - continued
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	$3,060,000	$3,080,043
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	2,500,000	2,508,375
Ohio Water Development Authority, Solid Waste Rev. (Allied Waste N.A. Inc.), “A”, 5.15%, 2015	1,500,000	1,518,780
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028	3,785,000	3,638,218

		$18,816,526
Industrial Revenue - Metals - 0.4%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$10,455,000	$1,046
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015 (d)	3,890,000	389
Jacksonville, FL, Economic Development Commission, Industrial Development Authority Rev. (Gerdau Ameristeel U.S., Inc.), 5.3%, 2037	4,605,000	3,777,988
State of Indiana Finance Authority, Environmental Rev. (U.S. Steel Corp.), 6%, 2026	4,370,000	4,500,313

		$8,279,736
Industrial Revenue - Other - 2.1%
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC), 7.5%, 2018 (d)	$2,955,000	$466,299
Baker, FL, Correctional Development Corp., First Mortgage Rev. (Detention Center Project), 7.5%, 2030 (a)	1,560,000	1,304,519
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	2,500,000	2,120,400
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (d)	107,091	10,441
Gulf Coast, TX, Industrial Development Authority, Facilities Rev. (Microgy Holdings), 7%, 2036 (d)	792,801	77,298
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,500,000	1,514,070
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	405,000	394,191
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017	3,900,000	3,914,430
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	5,390,000	5,518,929

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - continued
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	$1,570,000	$1,301,593
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	2,300,000	2,299,793
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	1,880,000	1,677,881
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	4,210,000	4,318,534
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	1,855,000	1,902,822
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	530,000	542,503
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	1,625,000	1,651,276
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	2,000,000	2,008,520
St. John the Baptist Parish, LA (Marathon Oil Corp.), “A”, 5.125%, 2037	4,000,000	3,855,720
Texas Midwest Public Facilities Corp. Rev. (Secure Treatment Facilities Project), 9%, 2030	1,605,000	1,693,997
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	3,130,000	3,161,018

		$39,734,234
Industrial Revenue - Paper - 1.7%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$1,200,000	$1,227,984
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	4,010,000	3,645,170
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	3,145,088
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,667,721
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	3,100,000	3,406,435
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,100,000	1,202,575
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	5,135,000	4,983,415
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	2,195,000	2,210,826

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - continued
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	$1,940,000	$1,607,174
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	4,000,000	3,906,880
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,835,000	2,678,593
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	2,250,000	2,283,458
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	800,000	16,000
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 2019 (d)	6,830,000	159,754

		$32,141,073
Miscellaneous Revenue - Entertainment & Tourism - 1.3%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$1,750,000	$1,732,553
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	2,265,000	2,319,994
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	1,475,000	1,508,379
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	1,035,000	1,059,364
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, NATL, 0%, 2032	6,310,000	1,488,150
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	2,400,000	2,279,352
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	1,157,197	3,472
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	280,000	312,794
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	210,000	232,193
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	830,000	924,811
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	4,150,000	4,033,095
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	1,840,000	1,623,138
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	2,715,000	2,238,870
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligations, “A”, 5.25%, 2016 (n)	300,000	278,571

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - continued
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 2035	$4,450,000	$4,475,187

		$24,509,923
Miscellaneous Revenue - Other - 2.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	$2,000,000	$2,053,020
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	845,000	843,141
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	4,640,000	4,306,106
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	265,000	223,673
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	2,705,000	2,383,024
Capital Trust Agency, FL, Fort Lauderdale Project (Cargo Acquisition Co. Obligated Group), 5.75%, 2032	1,000,000	904,270
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	1,295,000	1,124,772
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	505,000	435,739
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	4,475,000	4,487,664
Houston, TX, Industrial Development Corp. Rev. (Aero Syracuse LLC), 6.375%, 2023	1,630,000	1,632,217
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	1,455,000	1,326,072
New Jersey Economic Development Authority Rev. (Kapkowski Project), “B”, 6.5%, 2018	3,410,000	3,600,858
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	2,050,000	2,150,860
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	9,070,000	9,464,273
Onondaga County, NY, Industrial Development Authority Rev. (Air Cargo), 6.125%, 2032	100,000	94,697
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	3,975,000	3,549,755
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	990,000	973,784
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	575,000	499,209
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	440,000	383,038

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	$2,655,000	$2,240,740
Toledo-Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	240,000	213,211

		$42,890,123
Multi-Family Housing Revenue - 0.8%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$635,000	$628,707
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville Retirement Village), “A”, 5.25%, 2032	1,215,000	897,970
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,345,000	1,353,729
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (q)	3,850,000	2,438,513
MuniMae TE Bond Subsidiary LLC, 7.5%, 2049 (n)	5,680,349	5,398,547
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	2,000,000	1,358,580
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049 (z)	2,000,000	1,078,040
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	1,380,000	1,364,130

		$14,518,216
Sales & Excise Tax Revenue - 0.7%
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	$570,000	$548,123
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	3,150,000	3,696,399
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,655,000	1,748,397
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2047	14,305,000	1,406,325
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	6,825,000	2,653,014
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	6,030,000	3,299,013

		$13,351,271
Single Family Housing - Local - 0.3%
Cook County, IL, Single Family Mortgage Rev., Capital Appreciation, “A”, 0%, 2015	$35,000	$10,579
Corpus Christi, TX, Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, 0%, 2011 (a)	1,010,000	6,090

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	$115,000	$121,788
Jefferson County, TX, Housing Finance Corp., Capital Appreciation, NATL, 0%, 2015	375,000	216,776
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	295,000	314,730
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	90,000	75,056
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	160,000	166,400
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	510,000	517,339
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	265,000	280,397
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	145,000	146,150
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	565,000	577,159
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	465,000	483,335
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	505,000	528,023
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	965,000	1,045,452
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	315,000	322,566
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	470,000	487,832

		$5,299,672
Single Family Housing - State - 1.4%
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	$215,000	$218,696
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	7,000	7,025
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	230,000	240,831
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	330,000	349,183
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	315,000	342,682
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	85,000	88,957
Colorado Housing & Finance Authority Rev., “C-3”, 7.15%, 2030	35,000	35,974
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5%, 2028	1,065,000	1,101,135

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	$755,000	$785,600
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,365,000	1,383,851
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	1,235,000	1,290,056
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	55,000	56,389
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	225,000	226,989
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	175,000	180,684
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	185,000	194,076
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	2,240,000	2,396,016
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	85,000	86,176
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	65,000	66,918
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	1,145,000	1,218,841
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	345,000	353,980
North Carolina Housing Finance Agency, Homeownership Rev., 5.25%, 2039 (u)	13,590,000	13,631,857
North Dakota Housing Finance Agency Rev., Housing Finance, “A”, 5%, 2033	70,000	70,487
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028	100,000	103,351
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	2,170,000	2,219,346

		$26,649,100
Solid Waste Revenue - 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$3,900,000	$3,909,165
Hudson County, NJ, Solid Waste System Rev., 6%, 2019	2,000,000	1,780,840
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	5,425,000	5,159,718
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	650,000	696,742

		$11,546,465

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Agency - Other - 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$900,000	$888,282
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	3,600,000	3,382,092

		$4,270,374
State & Local Agencies - 1.8%
Acton-Agua Dulce, CA, Unified School District, Capital Appreciation, (Election of 2008), AGM, 0%, 2039	$7,550,000	$1,194,184
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	3,380,000	3,444,761
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.297%, 2018	200,000	224,122
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,180,000	1,322,320
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 1.012%, 2018	50,000	50,000
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 9.665%, 2018 (p)	150,000	186,183
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	250,000	247,118
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	929,070
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	7,540,000	6,930,617
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	8,795,000	8,014,620
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	1,185,000	1,086,171
Harris County, TX, 5.8%, 2014	685,739	691,623
Harris County, TX, 5.625%, 2020	1,825,735	1,757,818
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	4,000,000	4,115,120
Northumberland County, PA (County Careers & Arts Center), 6.65%, 2020	930,000	930,093
Northumberland County, PA (Mountain View Manor), 7%, 2010 (c)	1,000,000	1,010,590
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,060,000	1,126,144

		$33,260,554
Student Loan Revenue - 0.4%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$2,700,000	$2,686,338
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	4,010,000	4,328,875

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Student Loan Revenue - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	$250,000	$268,993

		$7,284,206
Tax - Other - 0.3%
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	$4,000,000	$4,275,440
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	1,590,000	1,777,445

		$6,052,885
Tax Assessment - 4.8%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 2043	$3,000,000	$3,154,380
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	1,320,000	1,319,908
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036	1,425,000	716,490
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	1,775,000	1,048,209
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	620,000	441,812
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	2,404,406
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,515,000	1,338,775
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	1,940,000	1,481,830
Baltimore, MD, Special Obligation, “A”, 7%, 2038	2,600,000	2,655,952
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	1,860,000	1,819,229
Capital Region Community Development District, FL, Capital Improvement Rev., “A-2”, 6.85%, 2031	610,000	614,075
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	915,000	548,698
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	550,000	462,556
Concorde Estates Community Development District, FL, “B”, 5%, 2011 (d)	385,000	173,250
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038	2,600,000	1,040,000
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,685,000	1,346,689
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	945,000	746,408

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	$2,305,000	$2,140,907
Enclave at Black Point Marina Community Development District, FL, “B”, 5.2%, 2014	1,525,000	909,922
Fishhawk Community Development District, FL, 7.04%, 2014	490,000	482,224
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	620,000	279,025
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	3,685,000	1,662,414
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 7%, 2012	25,000	24,927
Hawks Point Community Development District, FL, Special Assessment, “A”, 5.3%, 2039	1,430,000	994,236
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	2,040,000	1,697,688
Katy, TX, Development Authority Rev., “B”, 6%, 2018	1,825,000	1,685,223
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (d)	640,000	320,000
Lakeshore Villages Master Community Development District, LA, Special Assessment, 5.25%, 2017	2,862,000	1,287,900
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	1,620,000	1,324,253
Landmark At Doral Community Development District, FL, Special Assessment, “B”, 5.2%, 2015 (d)	2,000,000	640,000
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	1,575,000	1,136,867
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,335,000	941,082
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	3,300,000	2,869,515
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	4,070,000	2,759,582
Main Street Community Development District, FL, “A”, 6.8%, 2038	1,895,000	1,615,014
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,495,000	1,415,451
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	720,000	699,653
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 4.8%, 2026	1,215,000	1,013,662
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	500,000	401,770
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	2,300,000	1,421,906

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (d)	$1,360,000	$435,200
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-1”, 5.125%, 2015	1,075,000	992,687
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	200,000	184,686
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	865,000	833,730
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “A”, 5.9%, 2035	685,000	515,600
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	730,000	673,622
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	1,675,000	1,525,188
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	1,500,000	1,256,325
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	3,875,000	2,947,054
Overland Park, KS, Transportation Development District (Grass Creek Project), 4.85%, 2016	1,199,000	1,109,447
Overland Park, KS, Transportation Development District (Grass Creek Project), 5.125%, 2028	3,848,000	3,060,776
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,005,000	601,402
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 2036 (d)	895,000	250,600
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 2013 (d)	1,000,000	280,000
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	990,000	815,750
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	555,000	544,760
Parker Road Community Development District, FL, “A”, 5.6%, 2038	1,225,000	649,250
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	2,720,000	2,027,379
Paseo, FL, Community Development District Capital Improvement Rev., “B”, 4.875%, 2011 (d)	2,625,000	525,000
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	755,000	685,895
Riverwood Estates Community Development District, FL, Special Assessment, “B”, 5%, 2013 (d)	4,405,000	881,000
Rolling Hills Community Development District, FL, “B”, 5.125%, 2013	470,000	351,311

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039 (d)	$3,215,000	$1,028,800
Six Mile Creek Community Development District, FL, Capital Improvement Rev., 5.875%, 2038	5,000,000	1,625,000
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	565,000	517,557
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	2,700,000	2,259,252
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,770,000	1,278,506
Stoneybrook South Community Development District, FL, Special Assessment, “A”, 5.8%, 2039	1,975,000	829,500
Stoneybrook South Community Development District, FL, Special Assessment, “B”, 5.45%, 2015	2,000,000	840,000
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.3%, 2017	2,000,000	900,000
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	1,500,000	675,000
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	3,825,000	3,211,623
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	2,540,000	1,711,198
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	2,080,000	1,308,320
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	2,080,000	1,631,947
Villa Vizcaya, FL, Community Development District, Special Assessment, “A”, 5.55%, 2039	790,000	397,109
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	615,000	544,767
Watergrass Community Development District, FL, “A”, 5.375%, 2039	1,580,000	848,413
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	1,875,000	1,600,200
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012 (d)	1,090,000	370,600

		$91,760,342
Tobacco - 5.9%
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2012 (c)	$495,000	$547,188
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	5,905,000	6,369,664
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	5,465,000	4,570,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$11,395,000	$8,987,009
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	4,485,000	3,360,566
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 2042	780,000	585,460
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	10,435,000	7,422,102
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	11,765,000	9,198,465
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	11,535,000	7,461,761
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County, Capital Appreciation, “A”, 0% to 2010, 5.65% to 2041	1,525,000	1,131,215
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	3,670,000	3,535,972
District of Columbia, Tobacco Settlement, 6.25%, 2024	2,690,000	2,722,146
District of Columbia, Tobacco Settlement, 6.75%, 2040	885,000	861,654
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	5,000,000	3,209,800
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	3,000,000	3,591,000
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	525,000	400,286
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	11,775,000	602,291
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	4,295,000	3,624,078
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	4,475,000	4,510,800
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	6,940,000	6,783,850
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	10,615,000	7,789,181
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	1,910,000	2,063,048
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	45,000	53,069
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	14,605,000	9,579,127
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev., Capital Appreciation, (Santa Clara), “A”, 0%, 2041	5,640,000	342,235

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev., Capital Appreciation, (Santa Clara), “A”, 0%, 2036	$7,265,000	$711,897
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	3,725,000	3,923,543
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	5,035,000	3,239,167
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	885,000	909,408
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,935,000	4,937,517

		$113,023,824
Toll Roads - 2.0%
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	$12,305,000	$4,395,961
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	6,095,000	6,530,610
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0% to 2016, 6.25% to 2033	11,590,000	9,061,873
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, ETM, 0%, 2011 (c)(f)	13,400,000	13,368,376
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	4,970,000	5,164,178

		$38,520,998
Transportation - Special Tax - 0.4%
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	$6,000,000	$6,824,640

Universities - Colleges - 10.2%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	$1,305,000	$1,354,642
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	2,025,000	2,074,795
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	3,530,000	3,320,918
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	1,025,000	940,099
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	4,720,000	4,916,777
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,320,000	2,380,506
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,660,000	1,332,665
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	2,093,912

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	$1,935,000	$2,082,312
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,915,000	2,013,833
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	1,385,000	1,215,351
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	1,580,000	1,278,267
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	1,575,000	1,643,859
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	5,000,000	5,027,650
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 2025	510,000	558,440
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	250,000	265,880
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), 6.375%, 2039	2,500,000	2,625,300
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,775,000	2,545,286
Grand Valley, MI, State University Rev., 5.5%, 2027	1,015,000	1,084,659
Grand Valley, MI, State University Rev., 5.625%, 2029	495,000	528,695
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	4,535,000	4,295,099
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	9,150,000	10,390,374
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	1,300,000	1,326,000
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	3,125,000	2,819,063
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	3,080,000	2,679,046
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,845,000	6,143,680
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5.75%, 2030	765,000	767,861
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 6%, 2039	875,000	886,165
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	1,330,000	1,330,638
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	1,575,000	1,557,486

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	$1,135,000	$1,064,925
Massachusetts Development Finance Agency Rev. (Curry College), “A”, RADIAN, 5%, 2036	800,000	750,608
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	430,000	420,390
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	28,088,000
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,140,000	2,442,082
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	6,130,000	6,602,010
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	4,315,000	4,183,910
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 2039 (u)	10,000,000	10,720,400
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 2039 (u)	10,000,000	10,720,400
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 2039 (u)	20,000,000	21,764,800
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	2,335,000	2,683,149
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,280,000	4,965,913
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	5,995,000	6,145,475
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	2,580,000	2,592,126
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,330,000	1,354,738
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2014	440,000	477,193
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.75%, 2032	2,150,000	1,954,006
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	1,055,000	974,757
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,795,000	5,367,859
University of Southern Indiana Rev., (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,445,000	1,606,768
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,435,000	2,571,530

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	$3,000,000	$2,801,940
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	710,000	724,896
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,435,000	1,464,030

		$193,921,163
Universities - Dormitories - 0.8%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$5,990,000	$6,011,444
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	2,345,000	1,945,201
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,125,000	2,171,899
Illinois Educational Facilities Authority, Educational Advancement Fund (University Center), 6.625%, 2012 (c)	1,500,000	1,676,790
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	1,335,000	1,363,809
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	740,000	748,680
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	1,050,000	1,066,380

		$14,984,203
Universities - Secondary Schools - 1.6%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$5,655,000	$5,671,173
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	1,550,000	1,646,457
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	3,485,000	3,803,494
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	2,690,000	2,729,812
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,670,000	1,695,200
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	815,000	586,230
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,670,000	1,748,490
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	1,570,000	1,374,990

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	$3,155,000	$2,580,001
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018 (a)	985,000	433,282
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)	460,000	202,069
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	433,683
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	550,000	551,749
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031	2,450,000	2,444,561
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	470,000	478,474
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	1,815,000	1,486,104
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	1,065,000	905,506
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	2,820,000	2,341,474

		$31,112,749
Utilities - Cogeneration - 0.1%
Alaska Industrial Development & Export Authority, 5.7%, 2012	$360,000	$361,015
Alaska Industrial Development & Export Authority, 5.875%, 2032	1,495,000	1,384,445
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	800,000	801,600

		$2,547,060
Utilities - Investor Owned - 4.4%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 8.25%, 2030	$1,000,000	$546,820
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	3,465,000	3,304,778
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (b)	310,000	208,329
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	3,015,000	1,324,309
Chautauqua County, NY, Industrial Development Agency, Exempt Facilities Rev. (Dunkirk Power), 5.875%, 2042	270,000	279,831
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,940,000	2,177,437

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	$8,840,000	$8,878,366
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	5,985,000	6,568,238
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,790,000	2,061,919
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	685,000	737,546
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,155,000	2,377,137
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	4,025,000	3,978,552
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	2,800,000	2,843,960
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	1,050,000	1,180,179
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	2,100,000	2,367,540
Ohio Air Quality Development Authority Rev. (Columbus Southern Power Co.), “B”, 5.8%, 2038	1,725,000	1,820,134
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	4,335,000	4,717,174
Ohio Air Quality Development Authority Rev. (Ohio Valley Electric Corp.), “E”, 5.625%, 2019	2,610,000	2,769,863
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	1,635,000	1,774,400
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,830,000	1,892,312
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	7,390,000	8,253,300
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	2,980,000	3,044,040
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	5,430,000	5,525,297
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013	545,000	546,929
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	1,255,000	616,117
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	5,250,000	5,007,240
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	6,300,000	6,745,284

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	$1,805,000	$1,811,227

		$83,358,258
Utilities - Municipal Owned - 0.3%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$1,665,000	$1,763,951
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	3,000,000	3,016,860

		$4,780,811
Utilities - Other - 2.6%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,135,000	$1,302,832
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	5,110,000	5,519,107
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	2,245,000	2,273,197
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	1,760,000	1,911,078
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	4,000,000	4,367,040
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	4,515,000	4,984,876
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	4,088,880
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	6,670,000	6,087,909
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	4,910,000	4,332,486
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	2,000,000	2,047,760
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	5,555,000	5,644,269
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,225,000	2,244,758
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	3,215,000	3,220,048
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	1,665,000	1,642,206

		$49,666,446
Water & Sewer Utility Revenue - 1.4%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,895,000	$3,360,313
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	4,410,000	4,653,697
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,215,000	1,273,296
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	8,660,000	7,639,073
Massachusetts Water Pollution Abatement, 5.25%, 2028	4,000,000	4,826,920

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Seattle, WA, Water System Rev., Refunding & Improvement, 5.25%, 2033	$5,000,000	$5,377,700

		$27,130,999
Total Municipal Bonds (Identified Cost, $1,974,679,395)		$1,921,707,951

Money Market Funds (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.26%, at Cost and Net Asset Value	16,305,710	$16,305,710
Total Investments (Identified Cost, $1,990,985,105)		$1,938,013,661

Other Assets, Less Liabilities - (1.9)%		(35,384,999)
Net Assets - 100.0%		$1,902,628,662

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $21,526,130, representing 1.1% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$2,000,000	$1,358,580
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049	11/02/05	2,000,000	1,078,040
Total Restricted Securities			$2,436,620
% of Net Assets			0.1%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	RITES	Residual Interest Tax-Exempt Security
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 7/31/10

Futures Contracts Outstanding at 7/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	321	$41,318,719	September-2010	$(1,523,366)
U.S. Treasury Note 10 yr (Short)	USD	237	29,343,563	September-2010	(835,884)

					$(2,359,250)

At July 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,974,679,395)	$1,921,707,951
Underlying funds, at cost and value	16,305,710
Total investments, at value (identified cost, $1,990,985,105)	$1,938,013,661
Cash	164,547
Receivables for
Investments sold	6,774,681
Fund shares sold	6,283,769
Interest	28,200,289
Receivable from investment adviser	19,579
Other assets	7,387
Total assets	$1,979,463,913
Liabilities
Payables for
Distributions	$3,775,034
Daily variation margin on open futures contracts	762,188
Investments purchased	10,347,365
Fund shares reacquired	1,905,329
Payable to the holder of the floating rate certificate from trust assets	59,361,728
Payable for interest expense and fees	88,017
Payable to affiliates
Investment adviser	85,909
Shareholder servicing costs	317,551
Distribution and service fees	25,223
Administrative services fee	2,273
Payable for independent Trustees’ compensation	30,588
Accrued expenses and other liabilities	134,046
Total liabilities	$76,835,251
Net assets	$1,902,628,662
Net assets consist of
Paid-in capital	$2,050,899,470
Unrealized appreciation (depreciation) on investments	(55,330,694)
Accumulated net realized gain (loss) on investments	(99,273,966)
Undistributed net investment income	6,333,852
Net assets	$1,902,628,662
Shares of beneficial interest outstanding	251,552,612

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,607,673,613	212,590,269	$7.56
Class B	62,170,959	8,212,558	7.57
Class C	232,784,090	30,749,785	7.57

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.94 [100 / 95.25 x $7.56]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$57,937,570
Dividends from underlying funds	22,552
Total investment income	$57,960,122
Expenses
Management fee	$4,973,307
Distribution and service fees	1,376,422
Shareholder servicing costs	693,939
Administrative services fee	131,905
Independent Trustees’ compensation	26,165
Custodian fee	101,033
Shareholder communications	47,963
Auditing fees	26,007
Legal fees	31,346
Interest expense and fees	223,421
Miscellaneous	149,179
Total expenses	$7,780,687
Fees paid indirectly	(71)
Reduction of expenses by investment adviser	(132,444)
Net expenses	$7,648,172
Net investment income	$50,311,950
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(6,809,043)
Futures contracts	(2,656,995)
Net realized gain (loss) on investments	$(9,466,038)
Change in unrealized appreciation (depreciation)
Investments	$52,212,674
Futures contracts	(2,842,136)
Net unrealized gain (loss) on investments	$49,370,538
Net realized and unrealized gain (loss) on investments	$39,904,500
Change in net assets from operations	$90,216,450

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/10 (unaudited)	Year ended 1/31/10
From operations
Net investment income	$50,311,950	$90,951,556
Net realized gain (loss) on investments	(9,466,038)	(17,534,883)
Net unrealized gain (loss) on investments	49,370,538	244,858,069
Change in net assets from operations	$90,216,450	$318,274,742
Distributions declared to shareholders
From net investment income	$(48,980,712)	$(89,035,468)
Change in net assets from fund share transactions	$127,752,607	$233,970,263
Total change in net assets	$168,988,345	$463,209,537
Net assets
At beginning of period	1,733,640,317	1,270,430,780
At end of period (including undistributed net investment income of $6,333,852 and $5,002,614, respectively)	$1,902,628,662	$1,733,640,317

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class A			2010	2009	2008		2007		2006

Net asset value, beginning of period	$7.39		$6.33	$8.06	$8.49		$8.41		$8.39
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.43	$0.44	$0.47		$0.45		$0.46
Net realized and unrealized gain (loss) on investments	0.17		1.05	(1.73)	(0.47)		0.07		0.02
Total from investment operations	$0.38		$1.48	$(1.29)	$(0.00	)(w)	$0.52		$0.48
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.44)	$(0.43)		$(0.44)		$(0.46)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$0.00	(w)	$0.00	(w)
Net asset value, end of period	$7.56		$7.39	$6.33	$8.06		$8.49		$8.41
Total return (%) (r)(s)(t)	5.16	(n)	24.03	(16.50)	0.04		6.32		5.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.72	0.80	0.86		0.97		0.94	(z)
Expenses after expense reductions (f)	0.69	(a)	0.69	0.70	0.76		0.87		0.84	(z)
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.67	(a)	0.67	0.64	0.63		0.72		0.72
Net investment income	5.71	(a)	6.17	5.97	5.60		5.32		5.47
Portfolio turnover	7		17	38	38		13		20
Net assets at end of period (000 omitted)	$1,607,674		$1,452,126	$1,039,232	$1,267,514		$1,335,269		$1,080,805

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class B			2010	2009	2008	2007		2006

Net asset value, beginning of period	$7.40		$6.33	$8.06	$8.50	$8.41		$8.40
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.38	$0.38	$0.40	$0.39		$0.40
Net realized and unrealized gain (loss) on investments	0.17		1.06	(1.73)	(0.47)	0.07		0.00	(w)
Total from investment operations	$0.35		$1.44	$(1.35)	$(0.07)	$0.46		$0.40
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.38)	$(0.37)	$(0.37)		$(0.39)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$0.00	(w)	$0.00	(w)
Net asset value, end of period	$7.57		$7.40	$6.33	$8.06	$8.50		$8.41
Total return (%) (r)(s)(t)	4.74	(n)	23.25	(17.16)	(0.85)	5.64		4.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.50	1.56	1.63	1.74		1.70	(z)
Expenses after expense reductions (f)	1.48	(a)	1.47	1.47	1.53	1.64		1.60	(z)
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.46	(a)	1.45	1.41	1.40	1.50		1.48
Net investment income	4.93	(a)	5.45	5.18	4.83	4.60		4.73
Portfolio turnover	7		17	38	38	13		20
Net assets at end of period (000 omitted)	$62,171		$68,348	$75,791	$127,599	$178,566		$220,854

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/10 (unaudited)		Years ended 1/31
Class C			2010	2009	2008	2007		2006

Net asset value, beginning of period	$7.40		$6.33	$8.06	$8.50	$8.42		$8.40
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.36	$0.36	$0.38	$0.36		$0.37
Net realized and unrealized gain (loss) on investments	0.16		1.06	(1.72)	(0.47)	0.08		0.02
Total from investment operations	$0.34		$1.42	$(1.36)	$(0.09)	$0.44		$0.39
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.37)	$(0.35)	$(0.36)		$(0.37)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$0.00	(w)	$0.00	(w)
Net asset value, end of period	$7.57		$7.40	$6.33	$8.06	$8.50		$8.42
Total return (%) (r)(s)(t)	4.63	(n)	22.99	(17.36)	(1.08)	5.27		4.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.72	1.80	1.86	1.97		1.94	(z)
Expenses after expense reductions (f)	1.69	(a)	1.69	1.70	1.76	1.87		1.84	(z)
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.67	(a)	1.67	1.64	1.63	1.72		1.72
Net investment income	4.71	(a)	5.17	4.96	4.60	4.30		4.44
Portfolio turnover	7		17	38	38	13		20
Net assets at end of period (000 omitted)	$232,784		$213,166	$155,407	$172,283	$170,047		$119,952

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	After the fund issued its January 31, 2006 financial statements, the fund determined that the criteria for sale accounting had not been met for certain transfers of municipal bonds during the fiscal year ended January 31, 2006 and that its transfers of municipal bonds in connection with self-deposited inverse floaters should have been accounted for as secured borrowings rather than as sales. Accordingly, the expense ratio has been restated to reflect interest expense and fees related to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. The impact of the restatement was to increase the expense ratio by 0.12%.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Municipal High Income Fund (the fund) is a series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV. The fund may invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value.

Notes to Financial Statements (unaudited) – continued

Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,921,707,951	$—	$1,921,707,951
Mutual Funds	16,305,710	—	—	16,305,710
Total Investments	$16,305,710	$1,921,707,951	$—	$1,938,013,661

Other Financial Instruments
Futures	$(2,359,250)	$—	$—	$(2,359,250)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$(2,359,250)

(a)	The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2010 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$(2,656,995)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2010 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$(2,842,136)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue

Notes to Financial Statements (unaudited) – continued

floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. The carrying value of the fund’s payable to the holder of the floating rate certificate from trust assets as reported on the fund’s Statement of Assets and Liabilities approximates its fair value. At July 31, 2010, the fund’s payable to the holder of the floating rate certificate from trust assets was $59,361,728 and the interest rate on these floating rate certificates issued by the trust was 2.10%. For the six months ended July 31, 2010, the average payable to the holder of the floating rate certificate from trust assets was $53,728,742 at a weighted average interest rate of 0.84%. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended July 31, 2010, interest expense and fees in connection with self-deposited inverse floaters was $223,421. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting

Notes to Financial Statements (unaudited) – continued

principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/10
Ordinary income (including any short-term capital gains)	$1,213,500
Tax-exempt income	87,821,968
Total distributions	$89,035,468

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/10
Cost of investments	$1,924,765,350
Gross appreciation	92,912,394
Gross depreciation	(139,025,811)
Net unrealized appreciation (depreciation)	$(46,113,417)

As of 1/31/10
Undistributed ordinary income	178,296
Undistributed tax-exempt income	13,209,909
Capital loss carryforwards	(95,553,734)
Post-October capital loss deferral	(495,778)
Other temporary differences	(8,385,591)
Net unrealized appreciation (depreciation)	(98,459,648)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

As of January 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

1/31/11	$(18,364,839)
1/31/12	(15,537,212)
1/31/13	(3,190,630)
1/31/14	(10,798,317)
1/31/15	(230,213)
1/31/17	(18,935,036)
1/31/18	(28,497,487)
$(95,553,734)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, respectively approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/10	Year ended 1/31/10
Class A	$42,416,255	$75,732,551
Class B	1,549,358	3,907,116
Class C	5,015,099	9,395,801
Total	$48,980,712	$89,035,468

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments), such that operating expenses do not exceed 0.12% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of

Notes to Financial Statements (unaudited) – continued

Trustees, but such agreement will continue at least until May 31, 2011. For the six months ended July 31, 2010, this reduction amounted to $104,177 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $278,761 for the six months ended July 31, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.79%	$276,866
Class C	0.75%	0.25%	1.00%	1.00%	1,099,556
Total Distribution and Service Fees					$1,376,422

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2010 based on each class’ average daily net assets. Effective June 1, 2010, for one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, MFD has agreed in writing to waive the service fee. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2011. For the period June 1, 2010 through July 31, 2010 this waiver amounted to $22,395 and is reflected as a reduction of total expenses in the Statement of Operations. Prior to June 1, 2010, for one year from the date of sale of Class B shares, assets attributable to such Class B shares were subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, the service fee was not in effect.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred

Notes to Financial Statements (unaudited) – continued

sales charges are paid to MFD and during the six months ended July 31, 2010, were as follows:

Amount
Class A	$19,153
Class B	43,385
Class C	15,334

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2010, the fee was $271,217, which equated to 0.0300% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $422,722.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2010 was equivalent to an annual effective rate of 0.0146% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $2,760 and is included in independent Trustees’ compensation for the six months ended July 31, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under the DB Plan amounted to $30,413 at July 31, 2010, and is

Notes to Financial Statements (unaudited) – continued

included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended July 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $6,934 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,872, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $267,226,673 and $130,317,498, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/10		Year ended 1/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	30,876,373	$231,246,805	60,508,240	$421,695,693
Class B	606,071	4,547,317	1,369,071	9,430,360
Class C	4,158,191	31,185,254	8,402,586	58,740,151
	35,640,635	$266,979,376	70,279,897	$489,866,204

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/10		Year ended 1/31/10
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	3,160,824	$23,712,692	6,022,048	$41,932,979
Class B	95,708	718,780	253,856	1,757,208
Class C	336,347	2,526,732	689,694	4,801,171
	3,592,879	$26,958,204	6,965,598	$48,491,358
Shares reacquired
Class A	(17,900,278)	$(134,110,143)	(34,372,782)	$(240,476,322)
Class B	(1,726,539)	(12,943,416)	(4,354,771)	(30,133,352)
Class C	(2,552,929)	(19,131,414)	(4,822,547)	(33,777,625)
	(22,179,746)	$(166,184,973)	(43,550,100)	$(304,387,299)
Net change
Class A	16,136,919	$120,849,354	32,157,506	$223,152,350
Class B	(1,024,760)	(7,677,319)	(2,731,844)	(18,945,784)
Class C	1,941,609	14,580,572	4,269,733	29,763,697
	17,053,768	$127,752,607	33,695,395	$233,970,263

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2010, the fund’s commitment fee and interest expense were $12,197 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	21,097,654	143,157,643	(147,949,587)	16,305,710

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,552	$16,305,710

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund,

Board Review of Investment Advisory Agreement – continued

(v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature Shareholders 1-800-225-2606	c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2010

*	Print name and title of each signing officer under his or her signature.